As filed with the Securities and Exchange Commission on February 26, 2026

1933 Act File No. 333-[•]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ______ ☐

Post-Effective Amendment No. ______ ☐

(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

One Greenwich Plaza

Suite 130

Greenwich, CT 06830

(Address of Principal Executive Offices)

H.J. Willcox, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

One Greenwich Plaza

Suite 130

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

David W. Blass, Esq. Ryan P. Brizek, Esq. Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, D.C. 20001	Bissie K. Bonner Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

It is proposed that this filing will become effective on March 28, 2026 pursuant to Rule 488 under the Securities Act of 1933.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable with this filing in reliance upon Section 24(f).

AQR FUNDS

AQR Large Cap Momentum Style Fund

AQR Large Cap Multi-Style Fund

AQR Small Cap Momentum Style Fund

AQR Small Cap Multi-Style Fund

AQR International Defensive Style Fund

AQR International Momentum Style Fund

AQR International Multi-Style Fund

[•], 2026

Dear Shareholder:

We are writing to inform you about reorganizations that will affect your investment in one or more series of the AQR Funds (the “Trust”) listed in the table below. Specifically, the Board of Trustees of the Trust (the “Board” or the “Board of Trustees”) has approved the reorganization of one or more of your mutual funds into a corresponding mutual fund that is also advised by AQR Capital Management, LLC (“AQR”) and is listed to the right of your mutual fund(s) in the table below. These “Target Funds” and “Acquiring Funds” are collectively referred to as the “Funds.” The Fund that will survive each reorganization is referred to as a “Combined Fund.” Each Fund is a separate series of the Trust.

Reorganization	Target Funds	Acquiring Funds

Reorganization #1	AQR Large Cap Momentum Style Fund	AQR Large Cap Multi-Style Fund

Reorganization #2	AQR Small Cap Momentum Style Fund	AQR Small Cap Multi-Style Fund

Reorganization #3A	AQR International Defensive Style Fund	AQR International Multi-Style Fund

Reorganization #3B	AQR International Momentum Style Fund

The reorganizations do not require your approval, and you are not being asked to vote. The attached Combined Information Statement/Prospectus contains information about each reorganization and the characteristics of each Combined Fund, outlines the differences between each Target Fund, its respective Acquiring Fund and the applicable Combined Fund, and provides details about the terms and conditions of the reorganizations. You should review the Combined Information Statement/Prospectus carefully.

In each reorganization, your Target Fund shares will be exchanged for the same class of shares of the Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of each Target Fund will qualify as a tax-free reorganization for federal income tax purposes. The reorganizations are expected to close during the second calendar quarter of 2026.

After a strategic review of the viability of continuing to offer the series of the Trust with a styles-based investment strategy (“Styles-Based Funds”), AQR proposed the reorganizations in an effort to achieve certain operating efficiencies among the Styles-Based Fund product offering and to provide Target Fund shareholders with the opportunity to remain invested in a similar or related investment strategy. AQR believes Fund shareholders generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining Fund assets in each respective reorganization, than by continuing to operate the Funds separately or liquidating those Target Funds that may no longer be deemed viable in light of current asset levels, investor interest and the availability of other series of the Trust with similar investment strategies. The Board of Trustees of the Trust has unanimously approved your Fund’s reorganization and believes the reorganization is in the best interests of your Fund.

If you have any questions, please call (866) 290-2688.

Sincerely,

John Howard

Chief Executive Officer, President & Trustee

AQR Funds

COMBINED INFORMATION STATEMENT/PROSPECTUS

AQR FUNDS

AQR Large Cap Momentum Style Fund

AQR Large Cap Multi-Style Fund

AQR Small Cap Momentum Style Fund

AQR Small Cap Multi-Style Fund

AQR International Defensive Style Fund

AQR International Momentum Style Fund

AQR International Multi-Style Fund

One Greenwich Plaza, Suite 130

Greenwich, CT 06830

(203) 742-3600

Dated [•], 2026

This Combined Information Statement/Prospectus (the “Statement”) will be delivered to shareholders on or about April 2, 2026.

This Statement is being furnished to you because you are a shareholder of one or more of the mutual funds set out in the table below under the heading “Target Funds” (each, a “Target Fund,” and together, the “Target Funds”). As provided in an Agreement and Plan of Reorganization (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”), each Target Fund will be reorganized (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding mutual fund that is also advised by AQR Capital Management, LLC (“AQR” or the “Adviser”), as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and together, the “Acquiring Funds,” and collectively with the Target Funds, the “Funds”). Each Fund is a separate series of AQR Funds (the “Trust”), a Delaware statutory trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Acquiring Fund is listed to the right of its Target Fund(s) in the table below.

Reorganization	Target Funds	Acquiring Funds

Reorganization #1	AQR Large Cap Momentum Style Fund	AQR Large Cap Multi-Style Fund

Reorganization #2	AQR Small Cap Momentum Style Fund	AQR Small Cap Multi-Style Fund

Reorganization #3A	AQR International Defensive Style Fund	AQR International Multi-Style Fund

Reorganization #3B	AQR International Momentum Style Fund

Each Reorganization is expected to be consummated during the second calendar quarter of 2026 (each such closing date is referred to herein as a “Closing Date”). Under the Reorganization Agreements, the relevant Target Fund will transfer its assets to the Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. The shares of the Acquiring Fund issued to each Target Fund will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to the Closing Date of the Reorganization (the “Valuation Time”). Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders, and thereafter as soon as practicable after the Closing Date, the Target Fund will be terminated as a series of the Trust under Delaware state law.

As a result of a Reorganization, Target Fund shareholders will own the same class of shares of the Acquiring Fund (i.e., Class I Shares, Class N Shares or Class R6 Shares) as they own prior to the consummation of the Reorganization. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned at the Valuation Time.

The Target Fund and its corresponding Acquiring Fund, with respect to each of Reorganization #1 and Reorganization #2, have identical investment objectives and similar investment strategies. With respect to Reorganization #3A, AQR International Momentum Style Fund and the Acquiring Fund have identical investment objectives and similar investment strategies, while with respect to Reorganization #3B, AQR International Defensive Style Fund has an investment objective and investment strategies that are similar to those of the Acquiring Fund. Reorganization #3A and Reorganization #3B, which are separate transactions, are together referred to as “Reorganization #3” in this Statement. Each Acquiring Fund, following completion of its Reorganization, is referred to as a “Combined Fund” in this Statement.

In accordance with the Trust’s operative documents, and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the 1940 Act), each Reorganization may be effected without the approval of shareholders of any Fund.

NO SHAREHOLDER ACTION IS REQUIRED WITH RESPECT TO THE REORGANIZATIONS.

This Statement concisely sets forth the information you should know about each Combined Fund and the applicable Reorganization Agreement. Please read this Statement and keep it for future reference. It is both an information statement for each of the Target Funds and a prospectus for the Acquiring Funds.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated into this Statement by reference:

•	The statement of additional information dated [•], 2026 relating to the Reorganizations (the “SAI”) (SEC File No. 333-153445)

•	The prospectus for Class I Shares, Class N Shares and Class R6 Shares of the Funds, dated January 29, 2026, as may be supplemented to date (the “Fund Prospectus”) (SEC File No. 333-153445)

•	The statement of additional information of the Funds, dated January 29, 2026, as may be supplemented to date (the “Fund SAI”) (SEC File No. 333-153445)

•	The Annual Financial Statements and Other Information of the Funds, included on Form N-CSR, dated September 30, 2025 (the “Annual Report on Form N-CSR”) (SEC File No. 811-22235)

The Fund Prospectus includes each Fund’s investment objectives, risks, fees, expenses, and other information that you should read and consider carefully. Each of the SAI and the Fund SAI, which contains additional detailed information about a relevant Fund, is not a prospectus but should be read in conjunction with this Statement and Fund Prospectus, respectively.

The Annual Report on Form N-CSR contains information about Fund investments. Copies of the Fund Prospectus, Annual Report on Form N-CSR, Fund SAI and the SAI relating to these Reorganizations are all available at no cost by calling (866) 290-2688 or by visiting our website at funds.aqr.com. All of the above-referenced documents are also on file with the SEC and available through its website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. IN ADDITION, YOUR INVESTMENT IN ANY OF THE FUNDS IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN ANY OF THE FUNDS. THE LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

No person has been authorized to give any information or to make any representations other than what is in this Statement or in the materials expressly incorporated herein by reference. Any such other information or representation should not be relied upon as having been authorized by the Target Funds or Acquiring Funds.

SUMMARY

The information contained in this summary is qualified by reference to the more detailed information appearing elsewhere in this Statement and in the form of Reorganization Agreement, which is included as Appendix B to this Statement.

Why are the Reorganizations taking place?

At a meeting held on February 23-24, 2026, the Board of Trustees of the Trust (the “Board” or the “Board of Trustees”), including all of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), unanimously approved each Reorganization Agreement under which each Target Fund is to be reorganized into the corresponding Acquiring Fund.

What does each Reorganization Agreement provide for?

Each Reorganization Agreement provides for the transfer of substantially all the assets of a Target Fund to the corresponding Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. Following the transfer, the shares received in the exchange will be distributed to shareholders of the Target Fund in complete liquidation of the Target Fund. All issued and outstanding shares of the Target Fund will then be simultaneously redeemed. As a result of the transaction: (1) you will cease being a shareholder of your Target Fund; (2) instead you will become an owner of the same share class of its Acquiring Fund; and (3) the value of your investment in an Acquiring Fund will equal the value of your investment in the Target Fund as of the close of trading on the NYSE on the business day immediately prior to the Closing Date (i.e., the Valuation Time).

Do I need to vote for the Reorganizations?

No. No vote of shareholders will be taken with respect to a Reorganization. The Funds are not asking for a proxy and you are not requested to send a proxy to the Funds with respect to the Reorganizations. Each Reorganization is a separate transaction and is not contingent upon the other Reorganizations and one may be consummated without the others.

Do I need to take any action in connection with the Reorganizations?

No. Your shares of a Target Fund will automatically be canceled and redeemed for the same class of shares of its Acquiring Fund on the Closing Date of the applicable Reorganization.

Will I have to pay any sales charge, commission, redemption or other similar fee in connection with the applicable Reorganizations?

No, you will not have to pay any sales charge, commission, redemption or other similar fee to the Fund in connection with the applicable Reorganizations. If you hold your investment through a financial intermediary you should contact your financial intermediary for additional information.

In a Reorganization, will I receive the same class of shares of the Acquiring Fund as the shares of the Target Fund that I now hold?

Yes. You will receive the same class of shares of the Acquiring Fund as the shares you own of the Target Fund on the Closing Date.

Will I own the same number of shares of the Acquiring Fund as I currently own of my Target Fund?

No. You will receive shares of the Acquiring Fund with the same aggregate NAV as the shares of the Target Fund you own prior to the Reorganization relating to your Target Fund. However, the number of shares you receive will depend on the relative NAV of the shares of the relevant Target Fund and the Acquiring Fund as of the Valuation Time. Thus, if as of the Valuation Time the NAV of a share of the Acquiring Fund is lower than the NAV of the corresponding share class of the relevant Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if as of the Valuation Time the NAV of a share of the Acquiring Fund is higher than the NAV of the corresponding share class of the relevant Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. The aggregate NAV of your Combined Fund shares immediately after the Reorganization will be the same as the aggregate NAV of your Target Fund shares immediately prior to the Reorganization.

What if I redeem my shares before the applicable Reorganization takes place?

If you choose to redeem your shares before a Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

Who will advise each Combined Fund once the Reorganizations are completed?

Each Target Fund and each Acquiring Fund is advised by AQR, and each Combined Fund will be advised by AQR. The same portfolio management team currently manages the Target Fund and the Acquiring Fund in each Reorganization, and this same portfolio management team is expected to continue to manage the Combined Fund once the Reorganizations are completed.

Are my Target Fund’s investment objectives, principal investment strategies and policies similar to those of its Combined Fund?

AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund & AQR International Momentum Style Fund

Each of the aforementioned Target Funds and its corresponding Combined Fund have the same investment universe of stocks (e.g., large cap, small cap or international). Each Target Fund’s investment objective is long-term capital appreciation, which is identical to the investment objective of each Combined Fund. Each Target Fund’s principal investment strategies are similar to its corresponding Combined Fund’s principal investment strategies. While these Target Funds each pursue a momentum investment style, the Combined Funds will each combine multiple investment styles (including momentum).

AQR International Defensive Style Fund

The AQR International Defensive Style Fund and its Combined Fund have the same investment universe of international stocks. This Target Fund’s investment objective is total return, while its Combined Fund’s investment objective will be long-term capital appreciation. The AQR International Defensive Style Fund’s principal investment strategies are similar to its Combined Fund’s principal investment strategies.

All Target Funds

As discussed in greater detail elsewhere in this Statement, effective upon the Closing Date of each Reorganization, the Combined Funds will take long and short positions in equity securities (“Long-Short Strategy”). The Target Funds and Acquiring Funds do not currently utilize the Long-Short Strategy as part of their principal investment strategies. The implementation of the Long-Short Strategy is not contingent upon the Reorganizations; accordingly, if a Reorganization does not proceed to close, it is still expected that AQR will implement the Long-Short Strategy for the relevant Fund that would have been the Acquiring Fund in such Reorganization, subject to further discussion with the Board of Trustees.

Please be aware that this is only a brief discussion. More detailed comparisons of the Funds, including risks, and charts providing a side-by-side comparison of the Funds and their investment objectives and principal investment strategies, appear below in this Statement. See “Investment Objectives and Principal Investment Strategies” and “Principal Risks” in this Statement for more information.

How will the Reorganization(s) affect Fund fees and expenses?

Each Combined Fund’s contractual management fee will be the same as that of the respective Target Fund(s) following its Reorganization. Total annual Fund operating expenses (both before and after expense reimbursements) of each class of shares of each Target Fund and Acquiring Fund are expected to be higher as a result of the respective Combined Fund’s implementation of the Long-Short Strategy, which strategy change is not contingent upon the Reorganizations. When a cash dividend is declared on a stock a Combined Fund has sold short, the Combined Fund will be required to pay an amount equal to the dividend to the party from which the Combined Fund has borrowed stock, and to record the payment as an expense, which is reflected in the “Dividends on Short Sales and Interest Expense” component of total annual Fund operating expenses of the Combined Fund. In addition, effective upon the Closing Date of each of the Reorganizations, the caps on “Specified Expenses” will increase from 0.15% to 0.20% for Class N Shares and Class I Shares. This increase in the caps on “Specified Expenses” is not contingent upon the Reorganizations. See “Fees and Expenses and Supplemental Financial Information” in this Statement for more information.

Will there be any tax consequences to the Target Funds or their shareholders?

The Reorganizations will each be structured to qualify for treatment as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and each Reorganization is conditioned upon the receipt of an opinion of counsel to the Trust that the Reorganization will qualify for such treatment. If a Reorganization qualifies as a “reorganization” under the Code, then, for U.S. federal income tax purposes, as a general matter (and subject to certain exceptions):

•	no gain or loss will be recognized by the Target Fund, the Acquiring Fund or their respective shareholders as a result of the Reorganization;

•

the holding period and adjusted tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund will be the same as the holding period and adjusted tax basis of such shareholder’s shares of the Target Fund immediately prior to the Reorganization; and

•

the Acquiring Fund will have a holding period and adjusted tax basis in each asset that is transferred to it by the Target Fund pursuant to the Reorganization that is equal to the Target Fund’s holding period and adjusted tax basis in such asset immediately prior to the Reorganization.

Prior to the Reorganization, certain Funds may sell certain securities or derivatives which may result in a net capital gain (or loss), and such a Fund may buy similar positions in the same securities prior to a Reorganization, or a Combined Fund may buy similar positions in the same securities or derivatives after a Reorganization, which in either case will result in transaction expenses.

See “Information About the Reorganizations—Tax Considerations” for more information.

Who will pay for the Reorganizations?

The expenses incurred to execute the Reorganizations, including all direct and indirect expenses, will be paid in whole or in part by all Target Funds and Acquiring Funds and their shareholders since each Reorganization is expected to benefit the Funds. AQR will also bear a portion of the expenses incurred to execute certain Reorganizations. See “Information about the Reorganizations—Reorganization Costs” for more information regarding the estimated costs of each Reorganization.

What are the Funds’ policies for purchasing, redeeming, exchanging, and pricing shares?

The Acquiring Funds and the Target Funds have the same procedures for purchasing, redeeming, exchanging, and pricing shares. The eligibility criteria and investment minimums for Class I, Class N and Class R6 Shares are the same for each Fund. You may purchase or redeem Class I Shares, Class N Shares or Class R6 Shares of the Fund, as applicable, each day the NYSE is open. To purchase or redeem shares you should contact your financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (866) 290-2688, or by mail (c/o AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512). Generally, each Fund’s initial investment minimum for Class I Shares is $5,000,000, Class N Shares is $2,500 and Class R6 Shares is $50,000,000. Reductions to these initial investment minimums apply, however, to certain eligibility groups. The Funds do not impose investment minimums for subsequent investments in a share class. Additional information is available in the Fund Prospectus under “Investing With the AQR Funds,” which is incorporated by reference in this Statement.

Payments to Broker-Dealers and Other Financial Intermediaries

The Board has adopted a Rule 12b-1 Plan with respect to each Fund’s Class N Shares. The Funds and/or AQR also enter into agreements with certain intermediaries under which the Funds make payments to the intermediaries in recognition of the avoided transfer agency costs to the Funds associated with the intermediaries’ maintenance of customer accounts or in recognition of the services provided by intermediaries through mutual fund platforms with respect to each Fund’s Class I Shares and Class N Shares. AQR (or an affiliate) makes additional payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by AQR in connection with the sale or distribution of a Fund’s shares or the administration of shareholder accounts. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend a Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information. For more detailed information, please see “Rule 12b-1 Plan (Class N Shares)” and “Certain Additional Payments” in the Fund Prospectus.

What are the Funds’ policies on dividends and distributions?

The Funds’ policies on dividends and distributions are identical. Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. Any dividends or capital gains are declared and paid annually, usually in December. In order to minimize federal income and excise taxes of the Target Fund in connection with each Reorganization, the relevant Target Fund will distribute on or before the Valuation Time an amount which shall have the effect of distributing all of its undistributed net investment income, net tax-exempt income and net capital gains as of the Closing Date. The Funds’ dividends and distributions, whether or not you reinvest these amounts in additional Fund shares, may be subject to federal income tax as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred account (in which case you may be subject to federal income tax upon withdrawal from such account). For more detailed information, please see “Distributions and Taxes” in the Fund Prospectus.

When will the Reorganizations occur?

The Reorganizations are expected to occur during the second calendar quarter of 2026.

REASONS FOR THE REORGANIZATIONS

The primary purpose of each Reorganization is to combine each Target Fund with its corresponding Acquiring Fund.

AQR believes that shareholders of each Fund generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganizations, than by continuing to operate the Funds separately.

At a meeting held on February 23-24, 2026, the Board, including all of the Independent Trustees by separate vote, unanimously determined that each Reorganization is in the best interests of the shareholders of the applicable Funds and that the interests of shareholders of each Fund will not be diluted as a result of its Reorganization.

In considering whether to approve each Reorganization, the Board, with the assistance and advice of counsel to the Trust and Independent Trustees, reviewed background materials, analyses and other information that it deemed relevant to its deliberations. In their deliberations, the Board members did not identify any single factor that was paramount or controlling, and individual Board members may have attributed different weights to various factors. The Board also evaluated the information available to it on a Fund-by-Fund basis, and made determinations separately with respect to each Fund. Certain of the factors considered by the Board are discussed in more detail below.

The Board members took into account that, as of December 31, 2025, each Target Fund and its corresponding Acquiring Fund held a similar set of securities. They also considered that each share class of each Combined Fund will have a contractual management fee that is the same as the contractual management fee of its Target Fund(s). The Board members also noted the increase in total annual Fund operating expenses due to (i) the increase in “Dividends on Short Sales and Interest Expense” resulting from the implementation of the Long-Short Strategy by each Combined Fund and (ii) the increase in the caps on “Specified Expenses” for Class N and Class I Shares of each Combined Fund. The Board members further noted that while they had separately approved such changes to take effect upon the closings of the Reorganizations, such changes are not contingent upon the Reorganizations and are expected to be implemented for an Acquiring Fund even if its Reorganization(s) did not proceed to close. See “SUMMARY—Will the Reorganization(s) affect Fund fees and expenses?”

In addition, the Board took into account that, as explained in this Statement, each of the AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund and AQR International Momentum Style Fund and its corresponding Acquiring Fund have identical investment objectives and similar strategies and policies, and the AQR International Defensive Style Fund has investment objectives, strategies and policies similar to its corresponding Acquiring Fund. Each Combined Fund will also have the same fundamental investment restrictions as its respective Target Fund. The Board members considered that all Funds offer Class I Shares, Class N Shares and Class R6 Shares with identical purchase, redemption, exchange and pricing policies. The Board further considered Fund management’s assessment that each Reorganization will allow all shareholders to take advantage of potential economies of scale, achieving scale sooner than if the Funds were to continue to operate without combining. The Board members also took into account the current assets of each Fund, each Fund’s subscription and redemption activity and the anticipated combined pro forma assets of each Combined Fund following the Reorganizations. The Board also considered the performance of the Funds involved in each Reorganization. In considering the performance of the Funds involved in each Reorganization, the Board recognized that no assurances can be given that a Combined Fund will achieve any particular level of performance after the applicable Reorganization.

The Board members also considered that the exchange of shares pursuant to each Reorganization is generally not expected to create any tax liabilities for shareholders, as the exchange of shares is not expected to be a taxable event. They considered that the cost basis and holding periods of shares in a Target Fund are expected to carry over to the share class that a shareholder will receive as a result of the applicable Reorganization. The Board noted, however, that the Reorganizations will still have tax implications for shareholders in taxable accounts to the extent a Target Fund realizes gains before the Reorganization, because the Target Fund will need to distribute any net realized gains and taxable income before the Reorganization and these distributions will generally be taxable to shareholders.

In approving the Reorganizations, the Board also considered that Target Fund shareholders have the ability to redeem their shares at any time up to the date of the Reorganizations without redemption or other fees charged by the Target Fund. Additionally, the Board considered alternatives to reorganizing each Target Fund, including liquidation, merging the Target Funds with other funds, or continuing to operate the Target Funds in their current structures.

The Board considered that each Acquiring Fund’s existing service provider agreements, including, among others, its investment management, distribution, administration, transfer agency, and custody agreements, will remain in place following the Closing Date. The Board further considered that the service providers to each Fund are identical, and that each Acquiring Fund’s service provider agreements are the same as those currently in place for its Target Fund. The Board acknowledged that the Adviser anticipates that the Combined Funds will engage certain enhanced custody and financing services effective upon the Closing Date, which are utilized by other series of the Trust.

The Board considered that the Target Fund and Acquiring Fund in each Reorganization share the same portfolio managers and investment team and that no changes to any Fund’s portfolio managers, investment team, or resources are expected as a result of its Reorganization.

The Board members took into account that the Target Funds and Acquiring Funds use identical pricing methodologies to value their respective assets. They considered that assets of the Target Funds will be transferred to the Acquiring Funds at their value, determined as of the Valuation Time in accordance with the Trust’s valuation procedures using the same pricing sources and methodologies. They also considered that a Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization. The Board also considered that a portion of the expenses incurred to execute each Reorganization will be paid by the applicable Funds and their shareholders because each Reorganization is expected to benefit its Funds.

Therefore, in consideration of these and other factors, the Board, including all of the Independent Trustees by separate vote, determined that each Reorganization is in the best interests of the shareholders of the applicable Funds and that the interests of shareholders of each Fund will not be diluted as a result of its Reorganization, and unanimously approved each Reorganization Agreement. AQR believes that shareholders’ interests will be better served over time by completing these Reorganizations.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following tables compare the investment objectives and principal investment strategies of the Target Funds, Acquiring Funds, and Combined Funds with respect to each Reorganization. As noted in the tables below, “(T)” refers to a Target Fund and “(A)” refers to an Acquiring Fund.

Comparison of the AQR Large Cap Momentum Style Fund and the AQR Large Cap Multi-Style Fund (Reorganization #1)

The investment objectives of the Target Fund, Acquiring Fund and Combined Fund are identical: to seek long-term capital appreciation. In each case, the investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

Each Fund invests primarily in equity or equity-related securities of large-cap companies, which each Fund generally considers to be companies with market capitalizations within the range of the Russell 1000® Total Return Index at the time of purchase. While the Target Fund pursues a momentum investment style by investing in equity or equity-related securities of large-cap companies that the Adviser determines to have positive momentum, the Acquiring Fund and Combined Fund combine multiple investment styles, primarily including value, momentum, and quality, using an integrated approach.

With respect to each Fund, the Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument. Further, when selecting securities for each Fund’s portfolio, the Adviser employs tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return.

Effective upon the Closing Date of Reorganization #1, the Combined Fund’s principal investment strategies will permit the Fund to pursue the Long-Short Strategy. An amendment to the AQR Large Cap Multi-Style Fund’s Fund Prospectus and Fund SAI has been filed with the SEC relating to this change to the Fund’s principal investment strategies and is subject to review by the staff of the SEC. The implementation of the Long-Short Strategy is not contingent upon Reorganization #1 and, subject to review by the staff of the SEC, will occur regardless of whether Reorganization #1 is completed.

AQR Large Cap Momentum Style Fund (T)	AQR Large Cap Multi-Style Fund (A)	Combined Fund

Investment Objective The Fund’s investment objective is to seek long-term capital appreciation.	Investment Objective The Fund’s investment objective is to seek long-term capital appreciation.	Investment Objective Same as the Target Fund and the Acquiring Fund

80% Investment Policy Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap U.S. companies.

80% Investment Policy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps and real estate investment trusts (“REITs”) or REIT-like entities) of large-cap companies.

80% Investment Policy Same as the Acquiring Fund

[T]he Adviser generally considers large-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Total Return Index at the time of purchase.	[T]he Adviser generally considers large-cap companies to be those companies with market capitalizations within the range of the Russell 1000® Total Return Index at the time of purchase.	Same as the Target Fund and the Acquiring Fund

• This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.	• This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Investment Strategy

The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and real estate investment trusts (“REITs”) or REIT-like entities) of large-cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum.

Investment Strategy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps and real estate investment trusts (“REITs”) or REIT-like entities) of large-cap companies.

Investment Strategy Same as the Acquiring Fund

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap U.S. companies.

The Adviser considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time.	The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be attractive value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing	Same as the Acquiring Fund

AQR Large Cap Momentum Style Fund (T)	AQR Large Cap Multi-Style Fund (A)	Combined Fund
positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in sound business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.

As of the date of the Fund Prospectus, the Adviser generally considers large-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Total Return Index at the time of purchase. As of December 31, 2025, the market capitalization of the companies comprising the Russell 1000® Total Return Index ranged from $1.3 billion to $4.6 trillion.	As of the date of the Fund Prospectus, the Adviser generally considers large-cap companies to be those companies with market capitalizations within the range of the Russell 1000® Total Return Index at the time of purchase. As of December 31, 2025, the market capitalization of the companies comprising the Russell 1000® Total Return Index ranged from $1.3 billion to $4.6 trillion.	Same as the Target Fund and the Acquiring Fund

The Fund may also invest in mid-cap companies.	The Fund may also invest in mid-cap securities.	The Fund may also invest in companies of any size, including in small- and mid-cap companies from time to time in the discretion of the Adviser.

N/A	N/A	The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the Russell 1000® Total Return Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.

N/A	N/A	The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose

AQR Large Cap Momentum Style Fund (T)	AQR Large Cap Multi-Style Fund (A)	Combined Fund
value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.

The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	Same as the Acquiring Fund

When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:	When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:	Same as the Target Fund and the Acquiring Fund

•

when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•

deferring realizations of net capital gains;

•

limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

•

when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•

deferring realizations of net capital gains;

•

limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

AQR Large Cap Momentum Style Fund (T)	AQR Large Cap Multi-Style Fund (A)	Combined Fund
The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	Same as the Target Fund and the Acquiring Fund

Comparison of the AQR Small Cap Momentum Style Fund and the AQR Small Cap Multi-Style Fund (Reorganization #2)

The investment objectives of the Target Fund, Acquiring Fund and Combined Fund are identical: to seek long-term capital appreciation. In each case, the investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

Each Fund invests primarily in equity or equity-related securities of small-cap companies, which each Fund generally considers to be companies with market capitalizations within the range of the Russell 2000® Total Return Index at the time of purchase. While the Target Fund pursues a momentum investment style by investing in equity or equity-related securities of small-cap companies that the Adviser determines to have positive momentum, the Acquiring Fund and Combined Fund combine multiple investment styles, primarily including value, momentum, and quality, using an integrated approach.

With respect to each Fund, the Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument. Further, when selecting securities for each Fund’s portfolio, the Adviser employs tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return.

Effective upon the Closing Date of Reorganization #2, the Combined Fund’s principal investment strategies will permit the Fund to pursue the Long-Short Strategy. An amendment to the AQR Small Cap Multi-Style Fund’s Fund Prospectus and Fund SAI has been filed with the SEC relating to this change to the Fund’s principal investment strategies and is subject to review by the staff of the SEC. The implementation of the Long-Short Strategy is not contingent upon Reorganization #2 and, subject to review by the staff of the SEC, will occur regardless of whether Reorganization #2 is completed.

AQR Small Cap Momentum Style Fund (T)	AQR Small Cap Multi-Style Fund (A)	Combined Fund
Investment Objective The Fund’s investment objective is to seek long-term capital appreciation.	Investment Objective The Fund’s investment objective is to seek long-term capital appreciation.	Investment Objective Same as the Target Fund and the Acquiring Fund

80% Investment Policy Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small-cap U.S. companies.

80% Investment Policy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps and real estate investment trusts (“REITs”) or REIT-like entities) of small-cap companies.

80% Investment Policy Same as the Acquiring Fund

[T]he Adviser considers small-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Total Return Index at the time of purchase.	[T]he Adviser generally considers small-cap companies to be those companies with market capitalizations within the range of the Russell 2000® Total Return Index at the time of purchase.	Same as the Target Fund and the Acquiring Fund

AQR Small Cap Momentum Style Fund (T)	AQR Small Cap Multi-Style Fund (A)	Combined Fund
• This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.	• This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Investment Strategy

The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and real estate investment trusts (“REITs”) or REIT-like entities) of small-cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum.

Investment Strategy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps and real estate investment trusts (“REITs”) or REIT-like entities) of small-cap companies.

Investment Strategy Same as the Acquiring Fund

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small-cap U.S. companies.

The Adviser considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time.	The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be attractive value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in sound business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.	Same as the Acquiring Fund

As of the date of the Fund Prospectus, the Adviser considers small-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Total Return Index at the time of purchase. As of December 31, 2025, the market capitalization of the companies comprising the Russell 2000® Total Return Index ranged from $5.6 million to $31.1 billion.	As of the date of the Fund Prospectus, the Adviser generally considers small-cap companies to be those companies with market capitalizations within the range of the Russell 2000® Total Return Index at the time of purchase. As of December 31, 2025, the market capitalization of the companies comprising the Russell 2000® Total Return Index ranged from $5.6 million to $31.1 billion.	Same as the Target Fund and the Acquiring Fund

N/A	N/A	The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the Russell 2000® Total Return Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach,

AQR Small Cap Momentum Style Fund (T)	AQR Small Cap Multi-Style Fund (A)	Combined Fund
the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.

N/A	N/A	The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.

The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	Same as the Acquiring Fund

When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital	When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital	Same as the Target Fund and the Acquiring Fund

AQR Small Cap Momentum Style Fund (T)	AQR Small Cap Multi-Style Fund (A)	Combined Fund
gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:	gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long- term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•

when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•

deferring realizations of net capital gains;

•

limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

•

when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•

deferring realizations of net capital gains;

•

limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	Same as the Target Fund and the Acquiring Fund

Comparison of the AQR International Defensive Style Fund, AQR International Momentum Style Fund and the AQR International Multi-Style Fund (Reorganization #3)

The investment objectives of the Acquiring Fund and the Combined Fund are identical to AQR International Momentum Style Fund: to seek long-term capital appreciation. The investment objective of AQR International Defensive Style Fund is to seek total return. In each case, the investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

Each Fund invests primarily in equity or equity-related securities of international companies. The AQR International Momentum Style Fund, the Acquiring Fund and the Combined Fund generally invest in developed markets outside of the United States, which each of these Funds generally considers to be countries that are included in the MSCI Daily TR Net World Ex USA Index at the time of purchase. The AQR International Defensive Style Fund considers an issuer to be an international company if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI Daily TR Net World Ex USA Index, or if an instrument provides exposure to the change in value of a company that meets that definition.

While the AQR International Momentum Style Fund pursues a momentum investment style by investing in equity or equity-related securities of small-cap companies that the Adviser determines to have positive momentum, the Acquiring Fund and Combined Fund combine multiple investment styles, primarily including value, momentum, and quality, using an integrated approach. AQR International Defensive Style Fund, however, pursues a defensive investment style, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification; to achieve this result, the Fund will be broadly diversified across companies and industries and will invest in stocks and industries that AQR believes will result in a portfolio that exhibits low measures of risk and high quality (e.g., stable companies with good business health).

With respect to each Fund, the Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument. Further, when selecting securities for each Fund’s portfolio, the Adviser employs tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return.

Effective upon the Closing Date of Reorganization #3, the Combined Fund’s principal investment strategies will permit the Fund to pursue the Long-Short Strategy. Also effective upon the Closing Date of Reorganization #3, the Acquiring Fund’s 80% investment policy with respect to investing in equity and equity-related securities will be removed and, accordingly, the Combined Fund will not be subject to such 80% investment policy. An amendment to the AQR International Multi-Style Fund’s Fund Prospectus and Fund SAI has been filed with the SEC relating to these changes to the Fund’s principal investment strategies and is subject to review by the staff of the SEC. The implementation of the Long-Short Strategy and the removal of the Acquiring Fund’s 80% investment policy are not contingent upon Reorganization #3 and, subject to review by the staff of the SEC, will occur regardless of whether Reorganization #3 is completed.

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund
Investment Objective The Fund’s investment objective is to seek total return.	Investment Objective The Fund’s investment objective is to seek long-term capital appreciation.	Investment Objective The Fund’s investment objective will be to seek long-term capital appreciation.	Investment Objective Same as AQR International Momentum Style Fund and the Acquiring Fund

80% Investment Policy

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of international companies. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, equity swaps, equity index swaps, stock index futures, depositary receipts, real estate investment trusts (“REITs”) or REIT-like entities, and other derivative instruments where the reference asset is an equity security.

80% Investment Policy N/A

80% Investment Policy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities) of non-U.S. companies.

80% Investment Policy N/A

An issuer will be considered an international company if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI Daily TR Net World Ex USA Index, or if an instrument provides exposure to the change in value of a company that meets that definition.	N/A	N/A	N/A

• This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.		• This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund

Investment Strategy

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of international companies. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, equity swaps, equity index swaps, stock index futures, depositary receipts, real estate investment trusts (“REITs”) or REIT-like entities, and other derivative instruments where the reference asset is an equity security.

Investment Strategy

The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, depositary receipts and real estate investment trusts (“REITs”) or REIT-like entities) of non-U.S. companies that the Adviser determines to have positive momentum.

Investment Strategy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities) of non-U.S. companies.

Investment Strategy

The Fund pursues its investment objective by investing, under normal market conditions, in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities) of non-U.S. companies.

An issuer will be considered an international company if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI Daily TR Net World Ex USA Index, or if an instrument provides exposure to the change in value of a company that meets that definition. However, the Fund may also invest in companies organized, domiciled, or with a principal place of business in other countries if the Adviser considers it advisable to achieve the Fund’s investment objective.	The Fund will generally invest in developed markets outside of the U.S. As of the date of this prospectus, the Adviser considers developed markets outside of the U.S. to be those countries that are included in the MSCI Daily TR Net World Ex USA Index at the time of purchase.	The Fund will generally invest in developed markets outside of the U.S. As of the date of this prospectus, the Adviser considers developed markets outside of the U.S. to be those countries that are included in the MSCI Daily TR Net World Ex USA Index at the time of purchase.	Same as AQR International Momentum Style Fund and the Acquiring Fund

The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.	N/A	N/A	N/A

N/A	The Adviser considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the	The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be attractive value investments if they	Same as the Acquiring Fund

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund
	Adviser uses for determining positive momentum may change from time to time.	appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in sound business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities.

There is no guarantee that the Fund’s objective will be met.	N/A	There is no guarantee that the Fund’s objective will be met.	Same as AQR International Defensive Style Fund and the Acquiring Fund

The Fund generally invests in large-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Daily TR Net World Ex USA Index at the time of purchase.	The Fund generally invests in large-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Daily TR Net World Ex USA Index at the time of purchase.	The Fund generally invests in large-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Daily TR Net World Ex USA Index at the time of purchase.	Same as both Target Funds and the Acquiring Fund

As of December 31, 2025, the market capitalization of the companies comprising the MSCI Daily TR Net World Ex USA Index ranged from $1.8 billion to $420.0 billion.	As of December 31, 2025, the market capitalization of the companies comprising the MSCI Daily TR Net World Ex USA Index ranged from $1.8 billion to $420.0 billion.	As of December 31, 2025, the market capitalization of the companies comprising the MSCI Daily TR Net World Ex USA Index ranged from $1.8 billion to $420.0 billion.	Same as both Target Funds and the Acquiring Fund

N/A	Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.	Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.	Same as AQR International Momentum Style Fund and the Acquiring Fund.

The Fund may also invest in small- and mid-cap companies from time to time in the discretion of the Adviser.	The Fund may also invest in mid-cap securities.	The Fund may also invest in mid-cap securities.	Same as AQR International Momentum Style Fund and the Acquiring Fund

The Fund may engage in currency transactions with counterparties primarily in order to mitigate the volatility associated with particular currencies in which portfolio holdings are denominated and to provide temporary exposure to a particular currency in lieu of leaving cash inflows uninvested. Currency transactions include	N/A	N/A	N/A

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund
forward currency contracts and exchange listed currency futures. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund seeks to diversify currency exposures and to avoid the risk of high exposures to any one currency, including U.S. dollars.

The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund is generally expected to lag the performance of traditional international equity funds when these markets are rising, but to generally exceed the performance of traditional international equity funds during international equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in stocks and industries such that the Adviser believes will result in a portfolio that exhibits low measures of risk and high quality (e.g., stable companies with good business health). The Adviser believes that emphasizing lower risk may result in a portfolio with lower “beta” to markets than an approach that emphasizes higher risk, and thus the Adviser focuses on investments in companies that are expected to reduce the portfolio’s sensitivity to security market fluctuations. The Adviser expects that the emphasis toward a portfolio with low “beta” and high-quality characteristics may produce higher risk-adjusted returns over a full market cycle than an approach which emphasizes high “beta” or poor quality.	N/A	N/A	N/A

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund
N/A	N/A	N/A	The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the MSCI Daily TR Net World Ex USA Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.

N/A	N/A	N/A	The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund
market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.

In constructing the portfolio, the Adviser uses quantitative models that combine statistical measures of risk with active management focused on improving the portfolio’s quality characteristics, as well as additional criteria that form the Adviser’s security selection process, while also diversifying by issuer and industry. The Adviser uses volatility and correlation forecasting and other portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers, industries, countries or currencies will be determined using the quantitative models based on the Adviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.	The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.	The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process.	Same as the Acquiring Fund

The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each Equity Instrument.	The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	Same as both Target Funds and the Acquiring Fund

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund
When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:	When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:	When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:	Same as both Target Funds and the Acquiring Fund

•

when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•

deferring realizations of net capital gains;

•

limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method

•

which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

•

when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•

deferring realizations of net capital gains;

•

limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

•

when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•

deferring realizations of net capital gains;

•

limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward currency contracts as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes,	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity	Same as AQR International Momentum Style Fund and the Acquiring Fund

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund
to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.	swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	swaps and equity index swaps, as well as exchange-traded-funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.

There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.	N/A	N/A	N/A

FEES AND EXPENSES AND SUPPLEMENTAL FINANCIAL INFORMATION

Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide the fees and expenses and supplemental financial information below in lieu of any pro forma financial statements required by Rules 11-01 to 11-03 under Regulation S-X. As a result, the pro forma financial statements of each Combined Fund are not required to be, and are not included in, this Statement or the SAI.

Fees and Expenses

When a Reorganization is completed, holders of Target Fund shares will receive the same class of shares in the Combined Fund that they previously held in the Target Fund. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The fees and expenses of the Funds set forth below are annualized based on the fees and expenses for the twelve-month period ended September 30, 2025, and the pro forma fees and expenses reflect the estimated fees and expenses of the Combined Fund as of September 30, 2025, assuming the Reorganizations take place as proposed. As discussed above, effective upon the Closing Date of each Reorganization, each Combined Fund’s principal investment strategies will permit the Fund to implement the Long-Short Strategy. In connection with the implementation of the Long-Short Strategy, the Combined Funds each will incur dividends on short sales, which will result in the gross expense ratios and net expense ratios of the Combined Funds being greater than those of the respective Target Fund(s) and Acquiring Funds. These increases are reflected in the pro forma expenses of the Combined Funds in the tables below. For the avoidance of doubt, the implementation of the Long-Short Strategy, and the resulting increase in expense ratios, are not contingent upon the Reorganizations and will occur regardless of whether the Reorganizations are completed.

A discussion about the factors considered by the Board and its conclusions in approving the Funds’ investment management agreements appear in the Funds’ Annual Report on Form N-CSR.

The Adviser has contractually agreed to reimburse operating expenses of each Fund in an amount sufficient to limit “Specified Expenses” at no more than the percentages disclosed in the tables below. “Specified Expenses” as defined for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement between the Trust and the Adviser (the “Expense Limitation Agreement”) will continue at least through January 28, 2028. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture. Following each

Reorganization, the Adviser will not seek reimbursement of previously reimbursed expenses of a Target Fund. Effective upon the Closing Date of each of the Reorganizations, the aforementioned caps on “Specified Expenses” will increase from 0.15% to 0.20% for Class N Shares and Class I Shares. This increase is reflected in the pro forma expenses of the Combined Funds in the tables below. For the avoidance of doubt, the increase in the aforementioned caps on “Specified Expenses” for Class N Shares and Class I Shares is not contingent upon the Reorganizations and will occur regardless of whether the Reorganizations are completed.

Comparison of the AQR Large Cap Momentum Style Fund and the AQR Large Cap Multi-Style Fund

Class I Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	None	None	None
Dividends on Short Sales[1] and Interest Expense[2]	0.00%	0.01%	0.48%
Other Expenses	0.18%	0.15%	0.15%

Total Annual Fund Operating Expenses	0.43%	0.41%	0.88%
Less: Expense Reimbursements[3]	0.02%	0.00%	0.00%

Total Annual Fund Operating Expenses after Expense Reimbursements[4]	0.41%	0.41%	0.88%

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Dividends on Short Sales[1] and Interest Expense[2]	0.00%	0.01%	0.48%
Other Expenses	0.18%	0.15%	0.20%

Total Annual Fund Operating Expenses	0.68%	0.66%	1.18%
Less: Expense Reimbursements[3]	0.02%	0.00%	0.00%

Total Annual Fund Operating Expenses after Expense Reimbursements[4]	0.66%	0.66%	1.18%

Class R6 Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	None	None	None
Dividends on Short Sales[1] and Interest Expense[2]	0.00%	0.01%	0.48%
Other Expenses	0.08%	0.05%	0.05%

Total Annual Fund Operating Expenses	0.33%	0.31%	0.78%
Less: Expense Reimbursements[3]	0.02%	0.00%	0.00%

Total Annual Fund Operating Expenses after Expense Reimbursements[4]	0.31%	0.31%	0.78%

[1]

When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed stock, and to record the payment as an expense.

[2]

Dividends on Short Sales and Interest Expense reflect estimated expenses for the Combined Fund due to the Combined Fund’s implementation of the Long-Short Strategy, effective as of the Closing Date, pursuant to which it will obtain short exposure through investments in short equity positions.

[3]

AQR has contractually agreed to reimburse operating expenses of each Fund in an amount sufficient to limit Specified Expenses in the tables above at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. Effective upon the Closing Date of the Reorganization, the aforementioned caps on “Specified Expenses” will increase from 0.15% to 0.20% for Class N Shares and Class I Shares. The increase in caps on “Specified Expenses” is reflected in the pro forma expenses of the Combined Fund in the tables above. “Specified Expenses” includes all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses.

[4]

Total Annual Fund Operating Expenses after Expense Reimbursements for the Combined Fund are 0.40%, 0.70% and 0.30% for Class I Shares, Class N Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Comparison of the AQR Small Cap Momentum Style Fund and the AQR Small Cap Multi-Style Fund

Class I Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.45%	0.45%	0.45%
Distribution (12b-1) Fee	None	None	None
Dividends on Short Sales[1] and Interest Expense[2]	0.01%	0.01%	0.28%
Other Expenses	0.29%	0.29%	0.21%

Total Annual Fund Operating Expenses	0.75%	0.75%	0.94%
Less: Expense Reimbursements[3]	0.13%	0.11%	0.00%

Total Annual Fund Operating Expenses after Expense Reimbursements[4]	0.62%	0.64%	0.94%

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.45%	0.45%	0.45%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Dividends on Short Sales[1] and Interest Expense[2]	0.01%	0.01%	0.28%
Other Expenses	0.29%	0.32%	0.27%

Total Annual Fund Operating Expenses	1.00%	1.03%	1.25%
Less: Expense Reimbursements[3]	0.13%	0.14%	0.05%

Total Annual Fund Operating Expenses after Expense Reimbursements[4]	0.87%	0.89%	1.20%

Class R6 Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.45%	0.45%	0.45%
Distribution (12b-1) Fee	None	None	None
Dividends on Short Sales[1] and Interest Expense[2]	0.01%	0.01%	0.28%
Other Expenses	0.19%	0.22%	0.12%

Total Annual Fund Operating Expenses	0.65%	0.68%	0.85%
Less: Expense Reimbursements[3]	0.13%	0.14%	0.05%

Total Annual Fund Operating Expenses after Expense Reimbursements[4]	0.52%	0.54%	0.80%

[1]

When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed stock, and to record the payment as an expense.

[2]

Dividends on Short Sales and Interest Expense reflect estimated expenses for the Combined Fund due to the Combined Fund’s implementation of the Long-Short Strategy, effective as of the Closing Date, pursuant to which it will obtain short exposure through investments in short equity positions.

[3]

AQR has contractually agreed to reimburse operating expenses of each Fund in an amount sufficient to limit Specified Expenses in the tables above at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. Effective upon the Closing Date of the Reorganization, the aforementioned caps on “Specified Expenses” will increase from 0.15% to 0.20% for Class N Shares and Class I Shares. The increase in caps on “Specified Expenses” is reflected in the pro forma expenses of the Combined Fund in the tables above. “Specified Expenses” includes all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses.

[4]

Total Annual Fund Operating Expenses after Expense Reimbursements for the Combined Fund are 0.66%, 0.92% and 0.52% for Class I Shares, Class N Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Comparison of the AQR International Defensive Style Fund, AQR International Momentum Style Fund and the AQR International Multi-Style Fund

Class I Shares	Target Fund (AQR International Defensive Style Fund)	Target Fund (AQR International Momentum Style Fund)	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	None	None	None	None
Dividends on Short Sales[1] and Interest Expense[2]	0.01%	0.00%	0.00%	0.73%
Other Expenses[3]	0.27%	0.40%	0.22%	0.24%

Total Annual Fund Operating Expenses[4]	0.68%	0.80%	0.62%	1.37%
Less: Expense Reimbursements[5]	0.07%	0.10%	0.03%	0.00%

Total Annual Fund Operating Expenses after Expense Reimbursements[4],6	0.61%	0.70%	0.59%	1.37%

Class N Shares	Target Fund (AQR International Defensive Style Fund)	Target Fund (AQR International Momentum Style Fund)	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%
Dividends on Short Sales[1] and Interest Expense[2]	0.01%	0.00%	0.00%	0.73%
Other Expenses[3]	0.27%	0.41%	0.22%	0.29%

Total Annual Fund Operating Expenses[4]	0.93%	1.06%	0.87%	1.67%
Less: Expense Reimbursements[5]	0.07%	0.11%	0.03%	0.02%

Total Annual Fund Operating Expenses after Expense Reimbursements[4],6	0.86%	0.95%	0.84%	1.65%

Class R6 Shares	Target Fund (AQR International Defensive Style Fund)	Target Fund (AQR International Momentum Style Fund)	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	None	None	None	None
Dividends on Short Sales[1] and Interest Expense[2]	0.01%	0.00%	0.00%	0.73%
Other Expenses[3]	0.17%	0.29%	0.12%	0.14%

Total Annual Fund Operating Expenses[4]	0.58%	0.69%	0.52%	1.27%
Less: Expense Reimbursements[5]	0.07%	0.10%	0.03%	0.02%

Total Annual Fund Operating Expenses after Expense Reimbursements[4],6	0.51%	0.59%	0.49%	1.25%

[1]

When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed stock, and to record the payment as an expense.

[2]

Dividends on Short Sales and Interest Expense reflect estimated expenses for the Combined Fund due to the Combined Fund’s implementation of the Long-Short Strategy, effective as of the Closing Date, pursuant to which it will obtain short exposure through investments in short equity positions.

[3]	Other Expenses of the AQR International Momentum Style Fund have been restated to reflect the exclusion of certain non-recurring expenses that occurred during the fiscal year ended September 30, 2025.
[4]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for the AQR International Momentum Style Fund do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements and Ratio to Average Net Assets of Expenses, Net of Reimbursements, respectively, given in the AQR International Momentum Style Fund’s most recent Annual Financial Statements and Other Information included in Form N-CSR, which do not include the restatement of Other Expenses.

[5]

AQR has contractually agreed to reimburse operating expenses of each Fund in an amount sufficient to limit Specified Expenses in the tables above at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. Effective upon the Closing Date of the Reorganization, the aforementioned caps on “Specified Expenses” will increase from 0.15% to 0.20% for Class N Shares and Class I Shares. The increase in caps on “Specified Expenses” is reflected in the pro forma expenses of the Combined Fund in the tables above. “Specified Expenses” includes all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses.

[6]

Total Annual Fund Operating Expenses after Expense Reimbursements for the Combined Fund are 0.64%, 0.92% and 0.52% for Class I Shares, Class N Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2028. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
AQR Large Cap Momentum Style Fund – Class I	$42	$134	$237	$539
AQR Large Cap Multi-Style Fund – Class I	42	132	230	518
Pro Forma Combined Fund – Class I	90	281	488	1,084
AQR Large Cap Momentum Style Fund – Class N	$67	$214	$375	$843
AQR Large Cap Multi-Style Fund – Class N	67	211	368	822
Pro Forma Combined Fund – Class N	120	375	649	1,432
AQR Large Cap Momentum Style Fund – Class R6	$32	$103	$182	$415
AQR Large Cap Multi-Style Fund – Class R6	32	100	174	393
Pro Forma Combined Fund – Class R6	80	249	433	966

Fund	1 year	3 years	5 years	10 years
AQR Small Cap Momentum Style Fund – Class I	$63	$217	$394	$909
AQR Small Cap Multi-Style Fund – Class I	65	220	398	912
Pro Forma Combined Fund – Class I	96	300	520	1,155
AQR Small Cap Momentum Style Fund – Class N	$89	$295	$531	$1,209
AQR Small Cap Multi-Style Fund – Class N	91	303	544	1,237
Pro Forma Combined Fund – Class N	122	388	678	1,503
AQR Small Cap Momentum Style Fund – Class R6	$53	$185	$339	$788
AQR Small Cap Multi-Style Fund – Class R6	55	193	354	823
Pro Forma Combined Fund – Class R6	82	262	463	1,041

Fund	1 year	3 years	5 years	10 years
AQR International Defensive Style Fund – Class I	$62	$205	$366	$835
AQR International Momentum Style Fund – Class I	72	238	427	973
AQR International Multi-Style Fund – Class I	60	193	340	769
Pro Forma Combined Fund – Class I	139	434	750	1,646
AQR International Defensive Style Fund – Class N	$88	$284	$503	$1,132
AQR International Momentum Style Fund – Class N	97	318	566	1,276
AQR International Multi-Style Fund – Class N	86	272	477	1,068
Pro Forma Combined Fund – Class N	168	523	904	1,973
AQR International Defensive Style Fund – Class R6	$52	$173	$311	$714
AQR International Momentum Style Fund – Class R6	60	203	367	842
AQR International Multi-Style – Class R6	50	161	285	648
Pro Forma Combined Fund – Class R6	127	399	694	1,531

Supplemental Financial Information

The Reorganizations will not result in a material change to each Target Fund’s investment portfolio due to the investment restrictions of its Combined Fund. In particular, each security held by each Target Fund is eligible to be held by its Combined Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of such change is not required and is not included.

There are no material differences in the accounting policies of each Target Fund as compared to those of its Acquiring Fund.

PRINCIPAL RISKS

All investments, including those in mutual funds, have risks and it is possible that you could lose money by investing in a Fund. No one investment is suitable for all investors. Each Fund is intended for long-term investors.

Disclosure regarding each principal risk factor is available following the tables below. As noted in the tables below, “(T)” refers to a Target Fund and “(A)” refers to an Acquiring Fund.

Comparison of the AQR Large Cap Momentum Style Fund and the AQR Large Cap Multi-Style Fund (Reorganization #1)

As discussed above under “Investment Objectives and Principal Investment Strategies”, the Funds have identical investment objectives and similar principal investment strategies. As a result, the Combined Fund will have the same principal risks as the Target Fund and Acquiring Fund. However, because the Combined Fund will take long and short positions in equity positions, and because it applies multiple investment styles, the Combined Fund also will have certain additional principal risks, as reflected below.

AQR Large Cap Momentum Style Fund (T)	AQR Large Cap Multi-Style Fund (A)	Combined Fund

Common Stock Risk	Common Stock Risk	Common Stock Risk

Counterparty Risk	Counterparty Risk	Counterparty Risk

Derivatives Risk	Derivatives Risk	Derivatives Risk

Forward and Futures Contract Risk	Forward and Futures Contract Risk	Forward and Futures Contract Risk

N/A	N/A	Hedging Transactions Risk

N/A	N/A	High Portfolio Turnover Risk

Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk

N/A	N/A	Leverage Risk

Manager Risk	Manager Risk	Manager Risk

Market Risk	Market Risk	Market Risk

Mid-Cap Securities Risk	Mid-Cap Securities Risk	Mid-Cap Securities Risk

Model and Data Risk	Model and Data Risk	Model and Data Risk

Momentum Style Risk	Momentum Style Risk	Momentum Style Risk

Real Estate-Related Investment Risk	Real Estate-Related Investment Risk	Real Estate-Related Investment Risk

N/A	N/A	Short Sale Risk

Tax-Managed Investment Risk	Tax-Managed Investment Risk	Tax-Managed Investment Risk

N/A	Value Style Risk	Value Style Risk

Volatility Risk	Volatility Risk	Volatility Risk

Comparison of the AQR Small Cap Momentum Style Fund and the AQR Small Cap Multi-Style Fund (Reorganization #2)

As discussed above under “Investment Objectives and Principal Investment Strategies”, the Funds have identical investment objectives and similar principal investment strategies. As a result, the Combined Fund will have the same principal risks as the Target Fund and Acquiring Fund. However, because the Combined Fund will take long and short positions in equity positions, and because it applies multiple investment styles, the Combined Fund also will have certain additional principal risks, as reflected below.

AQR Small Cap Momentum Style Fund (T)	AQR Small Cap Multi-Style Fund (A)	Combined Fund

Common Stock Risk	Common Stock Risk	Common Stock Risk

Counterparty Risk	Counterparty Risk	Counterparty Risk

Derivatives Risk	Derivatives Risk	Derivatives Risk

Forward and Futures Contract Risk	Forward and Futures Contract Risk	Forward and Futures Contract Risk

N/A	N/A	Hedging Transactions Risk

N/A	N/A	High Portfolio Turnover Risk

Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk

N/A	N/A	Leverage Risk

Manager Risk	Manager Risk	Manager Risk

Market Risk	Market Risk	Market Risk

Model and Data Risk	Model and Data Risk	Model and Data Risk

Momentum Style Risk	Momentum Style Risk	Momentum Style Risk

Real Estate-Related Investment Risk	Real Estate-Related Investment Risk	Real Estate-Related Investment Risk

Small-Cap Securities Risk	Small-Cap Securities Risk	Small-Cap Securities Risk

N/A	N/A	Short Sale Risk

Tax-Managed Investment Risk	Tax-Managed Investment Risk	Tax-Managed Investment Risk

N/A	Value Style Risk	Value Style Risk

Volatility Risk	Volatility Risk	Volatility Risk

Comparison of the AQR International Defensive Style Fund, AQR International Momentum Style Fund and the AQR International Multi-Style Fund (Reorganization #3)

As discussed above under “Investment Objectives and Principal Investment Strategies”, the Combined Fund has (i) the same investment objective as the Acquiring Fund and the AQR International Momentum Style Fund and a similar investment objective as the AQR International Defensive Style Fund, and (ii) principal investment strategies that are similar to those of the Acquiring Fund, the AQR International Momentum Style Fund and the AQR International Defensive Style Fund. As a result, the Combined Fund will primarily have the same principal risks as the Target Funds and Acquiring Fund. However, because the Combined Fund will take long and short positions in equity positions, and because it applies multiple investment styles, the Combined Fund also will have certain additional principal risks, as reflected below.

AQR International Defensive Style Fund (T)	AQR International Momentum Style Fund (T)	AQR International Multi- Style Fund (A)	Combined Fund

Common Stock Risk	Common Stock Risk	Common Stock Risk	Common Stock Risk

Counterparty Risk	Counterparty Risk	Counterparty Risk	Counterparty Risk

Currency Risk	Currency Risk	Currency Risk	Currency Risk

Derivatives Risk	Derivatives Risk	Derivatives Risk	Derivatives Risk

Foreign Investments Risk	Foreign Investments Risk	Foreign Investments Risk	Foreign Investments Risk

Forward and Futures Contract Risk	Forward and Futures Contract Risk	Forward and Futures Contract Risk	Forward and Futures Contract Risk

Hedging Transactions Risk	N/A	N/A	Hedging Transactions Risk

N/A	N/A	N/A	High Portfolio Turnover Risk

Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk

N/A	N/A	N/A	Leverage Risk

Manager Risk	Manager Risk	Manager Risk	Manager Risk

Market Risk	Market Risk	Market Risk	Market Risk

Mid-Cap Securities Risk	Mid-Cap Securities Risk	Mid-Cap Securities Risk	Mid-Cap Securities Risk

Model and Data Risk	Model and Data Risk	Model and Data Risk	Model and Data Risk

N/A	Momentum Style Risk	Momentum Style Risk	Momentum Style Risk

Real Estate-Related Investment Risk	Real Estate-Related Investment Risk	Real Estate-Related Investment Risk	Real Estate-Related Investment Risk

N/A	N/A	N/A	Short Sale Risk

Small-Cap Securities Risk	N/A	N/A	N/A

Tax-Managed Investment Risk	Tax-Managed Investment Risk	Tax-Managed Investment Risk	Tax-Managed Investment Risk

N/A	N/A	Value Style Risk	Value Style Risk

Volatility Risk	Volatility Risk	Volatility Risk	Volatility Risk

The risks identified below are the principal risks of investing in each Fund, if indicated in the foregoing tables. Please refer to the principal risk factor tables above for information on the specific risks that apply to each Fund.

Common Stock Risk: A Fund may invest in, or have exposure to, common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

Counterparty Risk: A Fund may enter into various types of derivative contracts as described below under “Derivatives Risk” as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to a Fund.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments and central banks, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Derivatives Risk: The Adviser may make use of futures, forwards, swaps and other forms of derivative instruments. In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which a Fund may not directly own, can result in a loss to a Fund substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of derivative instruments also exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the “Principal Investment Strategies” section for each Fund, futures contracts, swaps, and/or forward foreign currency contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	that the skills needed to use these strategies are different than those needed to select portfolio securities;

•

the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could cause a Fund to lose money;

•	the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments may have uncertain tax implications for a Fund;

•

the fact that “speculative position limits” imposed by the Commodity Futures Trading Commission (“CFTC”) and certain futures exchanges on net long and short positions may require a Fund to limit or unravel positions in certain types of instruments; in October 2020, the CFTC adopted rules that impose speculative position limits on additional derivative instruments, which may further limit a Funds’ ability to trade futures contracts and swaps; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

Each Fund relies on certain exemptions in Rule 18f-4 under the 1940 Act to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) so long as the Fund determines to rely on the exemption in Rule 18f-4(d)(1)(ii), reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4.

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Fund’s Board, including a majority of the Non-Interested Trustees, and periodically reviews the DRMP and reports to the Fund’s Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Foreign Investments Risk: A Fund’s investments in foreign instruments, including depositary receipts, involve risks not associated with investing in U.S. instruments. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign instruments, among others, include:

•	Counterparty Risk: A Fund may enter into foreign investment instruments with a counterparty, which will subject a Fund to counterparty risk (see “Counterparty Risk” above).

•

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect instruments denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Funds’ investments in instruments denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign instruments while also maintaining currency positions, it may be exposed to greater combined risk. See “Currency Risk” above.

•

Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect a Fund’s net asset value more than would be the case if a Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

•

Regulatory Risk: Issuers of foreign instruments and foreign instruments markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets, which among other things, could lead to market manipulation. The financial reporting, accounting, recordkeeping and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign instruments, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

•

Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Forward and Futures Contract Risk: As described in the “Principal Investment Strategies” section for each Fund, a Fund may invest in forward and/or futures contracts. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect a Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of a Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose a Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees). The Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser may not anticipate a particular risk so as to hedge against it effectively.

High Portfolio Turnover Risk: The investment techniques and strategies utilized by a Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause a Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in a Fund.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in a Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. A Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. Government securities seek to preserve the value of a Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of a Fund’s investment at $1.00 per share. A prime money market mutual fund may impose liquidity fees or temporary gates on redemptions if its weekly liquid assets fall below a designated threshold. If this were to occur, a Fund may lose money on its investment in the prime money market mutual fund, or a Fund may not be able to redeem its investment in the prime money market mutual fund.

Leverage Risk: As part of a Fund’s principal investment strategy, the Fund may enter into short sales and/or make investments in futures contracts, forward contracts, swaps and other derivative instruments. These investment activities provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If a Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of a Fund while employing leverage will be more volatile and sensitive to market movements.

Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect a Fund’s investment performance.

Market Risk: Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid-Cap Securities Risk: A Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of each Fund, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging a Fund’s investments.

When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose a Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. A Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments, forecasting movements in industries, sectors, or corporate or government entities, as applicable, or in determining the weighting of investment positions that will enable a Fund to achieve its investment objective.

Some of the models used by the Adviser for one or more Funds are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Fund.

The Adviser also uses machine learning, which typically has less out-of-sample evidence and is less transparent or interpretable, which could result in errors or omissions. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. Model prices can differ from market prices as model prices are typically based on assumptions and estimates derived from recent market data that may not remain realistic or relevant in the future. To address these issues, the Adviser evaluates model prices and outputs versus recent transactions or similar securities, and as a result, such models may be modified from time to time.

With respect to the management of certain Funds, the Adviser currently makes use of non-traditional data, also known as “alternative data” (e.g., data related to consumer transactions or other behavior, social media sentiment, and internet search and traffic data). These data sets are expected to change over time, and the Adviser’s use of alternative data is expected to evolve over time as well. The decision to incorporate certain alternative data sets within a particular model is subjective and in the sole discretion of the Adviser. There can be no assurance that using alternative data will result in positive performance. Alternative data is often less structured than traditional data sets and usually has less history, making it more complicated (and riskier) to incorporate into quantitative models. Alternative data providers often have less robust information technology infrastructure, which can result in data sets being suspended, delayed, or otherwise unavailable. In addition, as regulators have increased scrutiny of the use of alternative data in making investment decisions, the changing regulatory landscape could result in legal, regulatory, financial and/or reputational risk.

A Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. The Adviser’s testing of its Models and Data are directed in part at identifying these risks, but there is no guarantee that these risks will be effectively managed. If and to the extent that the models do not reflect certain factors, and the Adviser does not successfully address such omissions through its testing and evaluation and modify the models accordingly, major losses may result. The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. Any modification of the models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance that model modifications will enable a Fund to achieve its investment objective.

Risk Associated with Use of AI

In line with advances in computing technology and data analytics, there has been an increasing trend towards utilizing machine learning, natural language processing, artificial generative intelligence, artificial neural networks, artificial narrow intelligence, or similar tools, models and systems generally referred to as “artificial intelligence” (collectively, “AI Tools”) as part of portfolio management, trading, portfolio risk management and other applications in the investment management processes used by various market participants. The Adviser currently utilizes machine learning and natural language processing with respect to certain investment strategies and may use other AI Tools in the future in connection with its investment management activities. In addition, certain vendors and counterparties, including third-party research providers, may use AI Tools. Many AI Tools are relatively recent developments and may be subject to one or more undetected errors, defects or security vulnerabilities. Some errors may be discovered only after an AI Tool has been used by end customers or after substantial operations in the marketplace. Any exploitable errors or security vulnerabilities discovered after such AI Tools are in widespread operation could result in substantial loss of revenues or assets, or material liabilities or sanctions.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a Fund while using a momentum strategy may suffer.

Real Estate-Related Investment Risk: Investments in REITs and other real estate-related investments are subject to unique risks. Adverse developments affecting the real estate industry and real property values can cause the stocks of these companies to decline. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Real estate-related investments are subject to management fees and other expenses. A Fund will bear its proportionate share of these costs when it invests in real estate-related investments.

Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.

Short Sale Risk: A Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after a Fund borrows the security, a Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. There is the risk that the security borrowed by a Fund in connection with a short sale would need to be returned to the lenders on short notice. If such request for return of a security occurs at a time when other short sellers of the same security are receiving similar requests, a “short squeeze” can occur, wherein a Fund might be compelled, at the most disadvantageous time, to replace the borrowed security previously sold short with purchases on the open market possibly at prices significantly in excess of the proceeds received earlier in originally selling the security short. Purchasing securities to close out the short position can itself cause the price of the security to rise further, thereby exacerbating any loss. In addition, a Fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a Fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover a Fund’s short position, marking the collateral to market daily. This obligation limits a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. A Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause a Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Small-Cap Securities Risk: Investments in or exposure to the securities of companies with smaller market capitalizations involve higher risks in some respects than do investments in securities of larger companies. For example, prices of such securities are often more volatile than prices of large capitalization securities. In addition, due to thin trading in some such securities, an investment in these securities may be less liquid (i.e., harder to sell) than that of larger capitalization securities. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Tax-Managed Investment Risk: When employing tax-managed strategies, the performance of a Fund may deviate from that of non-tax-managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax-managed funds. A Fund’s tax-sensitive investment strategy involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit a Fund’s ability to execute such strategy. A Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although, when employing tax-managed strategies, a Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax-managed funds, there can be no assurance about the size of taxable distributions to shareholders.

Distributions of ordinary income to shareholders may be reduced by investing in lower-yielding securities and/or stocks that pay dividends that would qualify for favorable federal tax treatment provided certain holding periods and other conditions are satisfied by a Fund. A Fund may invest in stocks and other securities that generate income taxable at ordinary income rates.

Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Volatility Risk: A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

The Funds may also be subject to certain other risks associated with their investments and investment strategies, including:

Market Disruption Risk: Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. Additionally, the occurrence of local and global events, including war, terrorism, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises, spread of infectious illness and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies, individual companies and markets and may have significant adverse direct or indirect effects on a Fund and its investments. For example, conflicts between Russia and Ukraine in Europe, Hamas and Israel in the Middle East and the United States and Venezuela in the Americas have led to market disruptions, including unusual volatility in global commodity markets. Such conflicts, which are unpredictable in terms of global impact and duration, can have severe negative effects on regional and global financial markets.

The Funds could lose money due to the effects of a market disruption. A market disruption may disturb historical pricing relationships or trends that certain strategies and models are based on, resulting in losses to a Fund. Similarly, the responses of governments, regulators and exchanges to a market disruption could adversely impact the Funds’ ability to implement certain strategies or manage the risk of outstanding positions. For example, regulators have permitted the delay in the public reporting of financial information, and numerous exchanges have implemented trading suspensions or restrictions on short selling in recent years. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Additional descriptions are in the Fund Prospectus and Fund SAI, which are incorporated herein by reference.

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Combined Fund will have the same fundamental investment restrictions as its Target Fund, as set forth in Appendix A.

PERFORMANCE INFORMATION

The performance information below shows summary performance information for each Fund’s Class I Shares in a bar chart and all of each Fund’s share classes in an average annual total returns table. The information shows you how each Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. A Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on each Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.

AQR Large Cap Momentum Style Fund

Class I Shares – Total Returns

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return		Lowest Quarterly Return
23.99%	6/30/20	-17.97%	3/31/20

Average Annual Total Returns as of December 31, 2025

The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the Russell 1000® Total Return Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year
AQR Large Cap Momentum Style Fund—Class I
Return Before Taxes	15.88%	12.54%	13.94%
Return After Taxes on Distributions	10.17%	8.63%	10.57%
Return After Taxes on Distributions and Sale of Fund Shares	13.31%	9.26%	10.64%
AQR Large Cap Momentum Style Fund—Class N
Return Before Taxes	15.64%	12.26%	13.66%
AQR Large Cap Momentum Style Fund—Class R6
Return Before Taxes	16.03%	12.66%	14.06%
Russell 1000® Total Return Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Large Cap Multi-Style Fund

Class I Shares – Total Returns

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return		Lowest Quarterly Return
20.49%	6/30/20	-22.40%	3/31/20

Average Annual Total Returns as of December 31, 2025

The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the Russell 1000® Total Return Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year
AQR Large Cap Multi-Style Fund—Class I
Return Before Taxes	23.56%	15.48%	13.29%
Return After Taxes on Distributions	19.77%	12.24%	11.02%
Return After Taxes on Distributions and Sale of Fund Shares	16.52%	11.70%	10.43%
AQR Large Cap Multi-Style Fund—Class N
Return Before Taxes	23.25%	15.19%	13.00%
AQR Large Cap Multi-Style Fund—Class R6
Return Before Taxes	23.66%	15.60%	13.40%
Russell 1000® Total Return Index (reflects no deductions for fees, expenses or taxes)	17.37%	13.59%	14.59%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Small Cap Momentum Style Fund

Class I Shares – Total Returns

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return		Lowest Quarterly Return
27.06%	6/30/20	-26.82%	3/31/20

Average Annual Total Returns as of December 31, 2025

The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the Russell 3000® Total Return Index and the Russell 2000® Total Return Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year
AQR Small Cap Momentum Style Fund—Class I
Return Before Taxes	17.09%	8.50%	10.94%
Return After Taxes on Distributions	14.98%	5.91%	8.47%
Return After Taxes on Distributions and Sale of Fund Shares	11.60%	6.26%	8.33%
AQR Small Cap Momentum Style Fund—Class N
Return Before Taxes	16.85%	8.23%	10.68%
AQR Small Cap Momentum Style Fund—Class R6
Return Before Taxes	17.22%	8.61%	11.05%
Russell 3000® Total Return Index* (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Total Return Index (reflects no deductions for fees, expenses or taxes)	12.81%	6.09%	9.62%

*

The Russell 3000® Total Return Index is provided so that investors may compare the performance of the Fund with the performance of the broad-based index that represents the overall domestic equity market.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Small Cap Multi-Style Fund

Class I Shares – Total Returns

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return		Lowest Quarterly Return
27.72%	12/31/20	-31.86%	3/31/20

Average Annual Total Returns as of December 31, 2025

The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the Russell 3000® Total Return Index and the Russell 2000® Total Return Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year
AQR Small Cap Multi-Style Fund—Class I
Return Before Taxes	17.54%	10.87%	10.60%
Return After Taxes on Distributions	14.86%	9.02%	8.85%
Return After Taxes on Distributions and Sale of Fund Shares	12.18%	8.41%	8.22%
AQR Small Cap Multi-Style Fund—Class N
Return Before Taxes	17.28%	10.59%	10.32%
AQR Small Cap Multi-Style Fund—Class R6
Return Before Taxes	17.69%	10.98%	10.70%
Russell 3000® Total Return Index* (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Total Return Index (reflects no deductions for fees, expenses or taxes)	12.81%	6.09%	9.62%

*

The Russell 3000® Total Return Index is provided so that investors may compare the performance of the Fund with the performance of the broad-based index that represents the overall domestic equity market.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR International Defensive Style Fund

Class I Shares – Total Returns

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return		Lowest Quarterly Return
13.70%	12/31/22	-18.13%	3/31/20

Average Annual Total Returns as of December 31, 2025

The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the MSCI Daily TR Net World Ex USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year
AQR International Defensive Style Fund—Class I
Return Before Taxes	21.43%	5.24%	6.36%
Return After Taxes on Distributions	20.18%	4.66%	5.89%
Return After Taxes on Distributions and Sale of Fund Shares	13.69%	4.14%	5.17%
AQR International Defensive Style Fund—Class N
Return Before Taxes	21.10%	4.97%	6.09%
AQR International Defensive Style Fund—Class R6
Return Before Taxes	21.44%	5.33%	6.46%
MSCI Daily TR Net World Ex USA Index (reflects no deductions for fees, expenses or taxes)	31.85%	9.46%	8.55%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR International Momentum Style Fund

Class I Shares – Total Returns

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return		Lowest Quarterly Return
18.18%	6/30/20	-18.21%	3/31/20

Average Annual Total Returns as of December 31, 2025

The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the MSCI Daily TR Net World Ex USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year
AQR International Momentum Style Fund—Class I
Return Before Taxes	35.05%	9.13%	8.51%
Return After Taxes on Distributions	30.60%	6.61%	7.07%
Return After Taxes on Distributions and Sale of Fund Shares	23.59%	6.81%	6.72%
AQR International Momentum Style Fund—Class N
Return Before Taxes	34.73%	8.84%	8.24%
AQR International Momentum Style Fund—Class R6
Return Before Taxes	35.25%	9.23%	8.61%
MSCI Daily TR Net World Ex USA Index (reflects no deductions for fees, expenses or taxes)	31.85%	9.46%	8.55%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR International Multi-Style Fund

Class I Shares – Total Returns

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return		Lowest Quarterly Return
18.46%	12/31/22	-24.29%	3/31/20

Average Annual Total Returns as of December 31, 2025

The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the MSCI Daily TR Net World Ex USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year
AQR International Multi-Style Fund—Class I
Return Before Taxes	42.87%	12.03%	8.72%
Return After Taxes on Distributions	40.20%	10.95%	7.96%
Return After Taxes on Distributions and Sale of Fund Shares	27.31%	9.51%	7.05%
AQR International Multi-Style Fund—Class N
Return Before Taxes	42.49%	11.75%	8.44%
AQR International Multi-Style Fund—Class R6
Return Before Taxes	43.02%	12.15%	8.82%
MSCI Daily TR Net World Ex USA Index (reflects no deductions for fees, expenses or taxes)	31.85%	9.46%	8.55%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

MANAGEMENT OF THE FUNDS

AQR is an investment management firm that employs a disciplined multi-asset, global research process (AQR stands for Applied Quantitative Research). Investment decisions are made by AQR using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. AQR believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of AQR have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of AQR has been published in a variety of professional journals since 1991. Please see AQR’s website (www.aqr.com) for additional information regarding the published papers written by AQR’s principals and other personnel. The Adviser is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of the Adviser. Clifford S. Asness, Ph.D., M.B.A., may be deemed to control the Adviser through his voting control of the Board of Members of AQR Holdings.

AQR, located at One Greenwich Plaza, Suite 130, Greenwich, CT 06830, serves as the investment adviser to each Fund pursuant to an investment advisory contract entered into by the Trust, on behalf of each Fund (together, the “Advisory Agreement”). Subject to the general supervision of the Board, under the terms of the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each of the Funds’ investments in accordance with the stated policies of the Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Trustees to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Adviser. The Advisory Agreement for each Fund is governed by Delaware law. A discussion regarding the basis for the Board’s approval of each Fund’s Advisory Agreement with AQR is available in the Funds’ Annual Report on Form N-CSR.

AQR utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. AQR’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. AQR’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the Target Funds and Acquiring Funds are, and each of the Combined Funds will be, managed by the same portfolio management team led by the following portfolio managers: Clifford S. Asness, Ph.D., M.B.A., Michele L. Aghassi, Ph.D., John J. Huss, and Laura Serban, Ph.D. Each of the portfolio managers is a senior member of the portfolio management team that oversees AQR’s investment management process for one or more of the investment strategies employed by the Funds.

Additional information is available in the Fund Prospectus under the heading “Management of the Funds,” which is incorporated herein by reference.

INFORMATION ABOUT THE REORGANIZATIONS

The following summary of the terms and conditions of the Reorganization Agreements is qualified by reference to the Form of Reorganization Agreement, which is included as Appendix B to this Statement.

General

Under the Reorganization Agreements, the relevant Target Fund will transfer its assets to the Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. The form of each Reorganization Agreement is attached as Appendix B—“Form of Agreement and Plan of Reorganization.” The shares of the Acquiring Fund issued to each Target Fund will have an aggregate NAV equal to the aggregate NAV of the Target Fund’s shares outstanding as of the Valuation Time. Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders, and thereafter as soon as practicable after the Closing Date, the Target Fund will be terminated as a series of the Trust under Delaware state law.

The distribution of Acquiring Fund shares to each Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of each Target Fund’s shareholders of record (unless such shareholders currently have an account on the books of the Acquiring Fund) and transferring to those shareholder accounts the shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the respective pro rata number of shares that each Target Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreements” below.

As a result of a Reorganization, Target Fund shareholders will own the same class of shares of the Acquiring Fund (i.e., Class I Shares, Class N Shares or Class R6 Shares) as they own prior to the consummation of the Reorganization. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed by the Funds to shareholders of a Target Fund in connection with their receipt of shares of the Acquiring Fund in the Reorganizations.

Terms of the Reorganization Agreements

Pursuant to each Reorganization Agreement, the Acquiring Fund will acquire the assets of the relevant Target Fund on the Closing Date in consideration for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund.

On the Closing Date, the relevant Target Fund will transfer to the Acquiring Fund its assets in exchange solely for the shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Trust’s valuation procedures, and the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund. In order to minimize federal income and excise taxes of the Target Fund in connection with each Reorganization, the relevant Target Fund will distribute on or before the Valuation Time an amount which shall have the effect of distributing all of its undistributed net investment income, net tax-exempt income and net capital gains as of the Closing Date.

Each Target Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with Delaware state law and the Trust’s declaration of trust. Thereafter, the relevant Target Fund will be terminated as a series of the Trust under Delaware law.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the Acquiring Funds and Target Funds, respectively, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•	the effectiveness under applicable law of the registration statement of which this Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income, net tax-exempt income and net capital gains; and

•

the receipt of opinions of counsel to the effect that, for U.S. federal income tax purposes, the Reorganization will qualify for treatment as a “reorganization” within the meaning of Section 368(a) of the Code.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the Funds prior to closing.

Tax Considerations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code pursuant to which no gain or loss will generally be recognized by the Target Fund, the Acquiring Fund or their respective shareholders.

The consummation of the transactions contemplated under each Reorganization Agreement is conditioned upon receipt of an opinion from Simpson Thacher & Bartlett LLP, counsel to the Trust, to the effect that, for U.S. federal income tax purposes, the Reorganization will qualify for treatment as a “reorganization” within the meaning of Section 368(a) of the Code.

If a Reorganization qualifies as a “reorganization” under the Code, then, for U.S. federal income tax purposes, as a general matter (and subject to certain exceptions):

•	no gain or loss will be recognized by the Target Fund, the Acquiring Fund or their respective shareholders as a result of the Reorganization;

•

the holding period and adjusted tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund will be the same as the holding period and adjusted tax basis of such shareholder’s shares of the Target Fund immediately prior to the Reorganization; and

•

the Acquiring Fund will have a holding period and adjusted tax basis in each asset that is transferred to it by the Target Fund pursuant to the Reorganization that is equal to the Target Fund’s holding period and adjusted tax basis in such asset immediately prior to the Reorganization.

Other tax consequences to shareholders of the Target Funds include the following:

•

The Target Funds will continue to buy and sell securities prior to the transaction. It is possible that any such sales will increase or decrease the expected distributions to shareholders of the Target Funds prior to the Reorganizations. The exact amount of such sales and whether and to what extent they will result in taxable distributions to shareholders of the Target Funds will be influenced by a variety of factors and cannot be determined with certainty at this time.

•

Since the adjusted tax basis of the Target Funds’ assets that are transferred will generally remain the same in the hands of the respective Acquiring Funds (other than certain assets, if any, subject to mark to market treatment under special tax rules), gains or losses on the subsequent sale of such assets by the Acquiring Funds will be shared with the shareholders of the Acquiring Funds.

•

Any gains or losses realized by a Combined Fund on the sale of the historic assets of its Acquiring Fund will be shared with the shareholders of its Target Fund, and thus may increase or decrease the distributions to, and tax paid by, the shareholders of a Target Fund after its Reorganization.

•

The Target Funds generally have declared dividends annually (usually in December). Prior to the Valuation Time, each Target Fund will declare and distribute a dividend which, together with all previous dividends and distributions, shall have the effect of distributing to the shareholders of the Target Fund substantially all of the Target Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income and net capital gains (after reduction for any capital loss carry forward) for all taxable periods ending on or before the Closing Date.

Based on the information available at the time of this Statement, it is anticipated that immediately after the closing of each Reorganization:

•	AQR Large Cap Multi-Style Fund and AQR Small Cap Multi-Style Fund may not have any capital loss carryforwards.

•

AQR International Multi-Style Fund may be limited in (i) the use of its Target Fund’s capital loss carryforwards, if any, and (ii) its recognition of tax basis built in gains attributable to the Target Fund or the Acquiring Fund. To seek to minimize limits on the use of these capital loss carryforwards and recognition of these tax basis built in gains, assets of the Target Funds and Acquiring Funds may be sold prior to the Closing Date of these Reorganizations. To the extent any such sales result in recognized capital gains, the amount of the applicable Fund’s capital loss carryforwards will decrease prior to the Closing Date. Any such sales, if made outside the ordinary course of business, would increase trading costs.

Shareholders should recognize that an opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or on any court. The Funds have not sought and do not intend to seek any rulings from the IRS regarding the tax consequences of the Reorganizations. Accordingly, there can be no assurance that the IRS will not take positions concerning the tax consequences of the Reorganizations that are different from those discussed above or that any such positions would not be sustained.

Accounting Survivor and Performance Reporting

Each Acquiring Fund will be the surviving fund for accounting, tax, and performance reporting purposes. The Acquiring Fund’s historical financial statements will be utilized for all financial reporting after each Reorganization and the performance of each Target Fund will no longer be used.

Description of Shares

As a result of a Reorganization, Target Fund shareholders will own the same class of shares of the Acquiring Fund (i.e., Class I Shares, Class N Shares or Class R6 Shares) as they own prior to the consummation of the Reorganization. Full and fractional shares of each Acquiring Fund will be issued to shareholders of the Target Funds in accordance with the procedures under the Reorganization Agreements as previously described. Each Acquiring Fund share will be fully paid and non-assessable when issued, will have no preemptive or conversion rights. Each Acquiring Fund share will be entitled to participate equally in dividends and distributions declared by the relevant Acquiring Fund and in the net assets of such Acquiring Fund on liquidation or dissolution after satisfaction of outstanding liabilities. Ownership of shares of an Acquiring Fund by former shareholders of a Target Fund will be recorded electronically and the Acquiring Funds will issue a confirmation to such shareholders relating to those shares acquired as a result of the Reorganizations.

The voting rights of the Target Funds and the Acquiring Funds are the same. As shareholders of an Acquiring Fund, former shareholders of a Target Fund will have the same voting rights with respect to the Acquiring Fund as they currently have with respect to their Target Fund. Neither the Target Funds nor the Acquiring Funds routinely hold meetings of shareholders. Both the Target Funds and the Acquiring Funds are organized as series of the Trust, a Delaware statutory trust. Except when a larger quorum is required by the Trust’s Declaration of Trust or By-Laws or other applicable law, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting.

Portfolio Holdings

It is anticipated that substantially all of the Target Funds’ portfolio holdings will transfer to the Acquiring Funds as part of the Reorganizations. Prior to the Reorganizations, it is anticipated that derivatives positions (if applicable) will generally be closed out, and any holdings that are deemed worthless will be disposed of.

Capitalization

The following tables show the unaudited capitalization of each Target Fund and Acquiring Fund (as of September 30, 2025), and on a pro forma basis as of that date giving effect to the proposed acquisition of fund assets. The actual net assets of the Target Funds and Acquiring Funds on the Closing Date will differ due to fluctuations in NAVs, subsequent purchases, and redemptions of shares.

Comparison of the AQR Large Cap Momentum Style Fund and the AQR Large Cap Multi-Style Fund

	Target	Acquiring
	AQR Large Cap Momentum Style Fund	AQR Large Cap Multi-Style Fund	Pro Forma Adjustments [2,3]	Pro Forma Combined Fund
Net assets (all classes) [1]	$656,166,860	$1,269,418,197	$(137,983)	$1,925,447,074
Class I net assets	$288,472,451	$287,765,278	$(43,962)	$576,193,767
Class I Shares outstanding	11,440,434	12,865,620	1,456,803	25,762,857
Class I net asset value per share	$25.22	$22.37		$22.37
Class N net assets	$97,474,029	$7,181,767	$(9,291)	$104,646,505
Class N Shares outstanding	3,869,812	317,309	436,842	4,623,963
Class N net asset value per share	$25.19	$22.63		$22.63
Class R6 net assets	$270,220,380	$974,471,152	$(84,729)	$1,244,606,803
Class R6 Shares outstanding	10,785,932	43,618,056	1,309,334	55,713,322
Class R6 net asset value per share	$25.05	$22.34		$22.34

[1]	The Target Fund and Acquiring Fund each currently have Class I, Class N and Class R6 Shares outstanding.
[2]

The Target Fund and Acquiring Fund are expected to incur $59,559 and $78,423 in Reorganization costs, respectively. As a result, net assets have been adjusted for each Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of each Fund based on relative net assets.

[3]

Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share assuming the Reorganization had taken place on September 30, 2025.

Comparison of the AQR Small Cap Momentum Style Fund and the AQR Small Cap Multi-Style Fund

	Target	Acquiring
	AQR Small Cap Momentum Style Fund	AQR Small Cap Multi-Style Fund	Pro Forma Adjustments [2,3]	Pro Forma Combined Fund
Net assets (all classes) [1]	$135,398,695	$134,033,016	$(83,029)	$269,348,682
Class I net assets	$91,734,341	$68,318,629	$(49,438)	$160,003,532
Class I Shares outstanding	4,022,967	3,458,647	621,106	8,102,720
Class I net asset value per share	$22.80	$19.75		$19.75
Class N net assets	$24,376,855	$15,294,965	$(12,271)	$39,659,549
Class N Shares outstanding	1,070,410	775,962	166,305	2,012,677
Class N net asset value per share	$22.77	$19.71		$19.70
Class R6 net assets	$19,287,499	$50,419,422	$(21,319)	$69,685,602
Class R6 Shares outstanding	850,668	2,545,448	123,070	3,519,186
Class R6 net asset value per share	$22.67	$19.81		$19.80

[1]	The Target Fund and Acquiring Fund each currently have Class I, Class N and Class R6 Shares outstanding.
[2]

The Target Fund and Acquiring Fund are expected to incur $42,417 and $40,612 in Reorganization costs, respectively. As a result, net assets have been adjusted for each Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of each Fund based on relative net assets.

[3]

Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share assuming the Reorganization had taken place on September 30, 2025.

Comparison of the AQR International Defensive Style Fund, AQR International Momentum Style Fund and the AQR International Multi-Style Fund

	Target	Target	Acquiring
	AQR International Defensive Style Fund	AQR International Momentum Style Fund	AQR International Multi-Style Fund	Pro Forma Adjustments [2,3]	Pro Forma Combined Fund
Net assets (all classes) [1]	$253,585,209	$212,295,171	$732,720,161	$(146,554)	$1,198,453,987
Class I net assets	$40,335,226	$113,017,349	$151,864,646	$(42,766)	$305,174,455
Class I Shares outstanding	2,440,627	6,178,240	8,755,783	222,703	17,597,353
Class I net asset value per share	$16.53	$18.29	$17.34		$17.34
Class N net assets	$3,346,950	$6,112,197	$6,085,799	$(2,325)	$15,542,621
Class N Shares outstanding	194,564	327,399	350,711	23,147	895,821
Class N net asset value per share	$17.20	$18.67	$17.35		$17.35
Class R6 net assets	$209,903,033	$93,165,625	$574,769,716	$(101,464)	$877,736,910
Class R6 Shares outstanding	12,709,961	5,107,962	33,188,433	(318,090)	50,688,266
Class R6 net asset value per share	$16.51	$18.24	$17.32		$17.32

[1]	The Target Funds and Acquiring Fund each currently have Class I, Class N and Class R6 Shares outstanding.
[2]

The AQR International Defensive Style Fund, the AQR International Momentum Style Fund and the Acquiring Fund are expected to incur $41,206, $44,223 and $61,125 in Reorganization costs, respectively. As a result, net assets have been adjusted for each Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes of each Fund based on relative net assets.

[3]

Shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share assuming the Reorganization had taken place on September 30, 2025.

Reorganization Costs

Costs related to each Reorganization (including legal expenses, audit expenses and expenses related to printing and mailing) are estimated in the following tables and all or a portion of such costs will be paid for by the Funds since each Reorganization is expected to benefit the Funds. AQR will bear any costs of a Reorganization that are not borne by the Target Fund or Acquiring Fund. The sale of any assets that are not acceptable to an Acquiring Fund will result in additional brokerage expenses.

The total estimated expenses associated with each Reorganization are as follows:

Estimated Reorganization Costs
Total	$275,965
To be paid by AQR Large Cap Momentum Style Fund	$59,559
To be paid by AQR Large Cap Multi-Style Fund	$78,423

Estimated Reorganization Costs
Total	$166,057
To be paid by AQR Small Cap Momentum Style Fund	$42,417
To be paid by AQR Small Cap Multi-Style Fund	$40,612

Estimated Reorganization Costs
Total	$293,108
To be paid by AQR International Defensive Style Fund	$41,206
To be paid by AQR International Momentum Style Fund	$44,223
To be paid by AQR International Multi-Style Fund	$61,125

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the periods presented. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports on the financial statements containing the financial highlights are included in the respective Fund’s Annual Report on Form N-CSR, which is available upon request.

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$20.62	0.26	[6]	3.90	4.16	(0.25)	(2.16)	(2.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$17.59	0.24		5.13	5.37	(0.26)	(2.08)	(2.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$16.00	0.27	[7]	3.03	3.30	(0.27)	(1.44)	(1.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$20.84	0.25		(2.57)	(2.32)	(0.26)	(2.26)	(2.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$17.63	0.22		4.78	5.00	(0.23)	(1.56)	(1.79)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$20.83	0.21	[6]	3.94	4.15	(0.19)	(2.16)	(2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$17.75	0.20		5.17	5.37	(0.21)	(2.08)	(2.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$16.11	0.23	[7]	3.06	3.29	(0.21)	(1.44)	(1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$20.95	0.20		(2.59)	(2.39)	(0.19)	(2.26)	(2.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$17.72	0.17		4.81	4.98	(0.19)	(1.56)	(1.75)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$20.59	0.28	[6]	3.90	4.18	(0.27)	(2.16)	(2.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$17.57	0.26		5.11	5.37	(0.27)	(2.08)	(2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$15.99	0.29	[7]	3.02	3.31	(0.29)	(1.44)	(1.73)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$20.83	0.27		(2.57)	(2.30)	(0.28)	(2.26)	(2.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$17.62	0.24		4.78	5.02	(0.25)	(1.56)	(1.81)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$19.20	0.12	[6]	2.80	2.92	(0.30)	(2.07)	(2.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$16.12	0.17	[9]	4.07	4.24	(0.17)	(0.99)	(1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$13.75	0.17		2.33	2.50	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$18.38	0.14	[10]	(3.64)	(3.50)	(0.08)	(1.05)	(1.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$12.35	0.07	[11,12]	6.24	6.31	(0.28)	—	(0.28)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$19.16	0.09	[6]	2.78	2.87	(0.25)	(2.07)	(2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$16.09	0.13	[9]	4.06	4.19	(0.13)	(0.99)	(1.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$13.71	0.13		2.32	2.45	(0.07)	—	(0.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$18.32	0.09	[10]	(3.62)	(3.53)	(0.03)	(1.05)	(1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$12.32	0.03	[11,12]	6.22	6.25	(0.25)	—	(0.25)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$19.25	0.14	[6]	2.80	2.94	(0.31)	(2.07)	(2.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$16.14	0.19	[9]	4.09	4.28	(0.18)	(0.99)	(1.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$13.77	0.19		2.32	2.51	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$18.41	0.15	[10]	(3.64)	(3.49)	(0.10)	(1.05)	(1.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$12.37	0.10	[11,12]	6.23	6.33	(0.29)	—	(0.29)

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements[4]	Expenses, Net of Reimbursements[4]	Expenses, Net of Reimbursements (Excluding Interest Expense)[4]	Net Investment Income (Loss)		Portfolio Turnover Rate[5]

$22.37	22.07%	$287,765	0.41%	0.41%	0.40%	1.30%[6]		56%
$20.62	33.33%	$246,669	0.42%	0.41%	0.40%	1.29%		62%
$17.59	22.16%	$196,246	0.42%	0.41%	0.40%	1.62%[7]		57%
$16.00	(13.59)%	$206,052	0.42%	0.41%	0.40%	1.30%		56%
$20.84	30.10%	$283,306	0.41%	0.41%	0.40%	1.13%		59%[8]

$22.63	21.77%	$7,182	0.66%	0.66%	0.65%	1.06%[6]		56%
$20.83	32.97%	$6,182	0.67%	0.66%	0.65%	1.03%		62%
$17.75	21.87%	$5,132	0.67%	0.66%	0.65%	1.36%[7]		57%
$16.11	(13.82)%	$5,348	0.67%	0.66%	0.65%	1.04%		56%
$20.95	29.73%	$8,726	0.66%	0.66%	0.65%	0.87%		59%[8]

$22.34	22.21%	$974,471	0.31%	0.31%	0.30%	1.41%[6]		56%
$20.59	33.44%	$965,451	0.32%	0.31%	0.30%	1.39%		62%
$17.57	22.25%	$813,715	0.32%	0.31%	0.30%	1.70%[7]		57%
$15.99	(13.51)%	$720,884	0.32%	0.31%	0.30%	1.40%		56%
$20.83	30.26%	$1,008,244	0.31%	0.31%	0.30%	1.23%		59%[8]

$19.75	16.48%	$68,319	0.75%	0.64%	0.63%	0.69%[6]		66%
$19.20	27.35%	$62,927	0.74%	0.61%	0.60%	0.96%[9]		64%
$16.12	18.27%	$58,597	0.74%	0.61%	0.60%	1.10%		63%
$13.75	(20.56)%	$60,005	0.75%	0.61%	0.60%	0.81	%[1][0]	65%
$18.38	51.47%	$67,830	0.83%[11]	0.72%[11]	0.71%[11]	0.43%[11,12]		60%[8]

$19.71	16.19%	$15,295	1.03%	0.89%	0.88%	0.51%[6]		66%
$19.16	27.05%	$7,557	1.02%	0.86%	0.85%	0.72%[9]		64%
$16.09	17.94%	$4,325	1.02%	0.86%	0.85%	0.84%		63%
$13.71	(20.75)%	$4,979	1.00%	0.86%	0.85%	0.55	%[1][0]	65%
$18.32	51.05%	$8,123	1.08%[11]	0.97%[11]	0.96%[11]	0.16%[11,12]		60%[8]

$19.81	16.57%	$50,419	0.68%	0.54%	0.53%	0.80%[6]		66%
$19.25	27.60%	$45,401	0.67%	0.51%	0.50%	1.06%[9]		64%
$16.14	18.35%	$38,693	0.67%	0.51%	0.50%	1.19%		63%
$13.77	(20.51)%	$37,123	0.65%	0.51%	0.50%	0.91	%[1][0]	65%
$18.41	51.60%	$54,607	0.74%[11]	0.63%[11]	0.62%[11]	0.64%[11,12]		60%[8]

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$14.49	0.38		3.20	3.58	(0.42)	(0.31)	(0.73)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$12.09	0.37	[13]	2.45	2.82	(0.42)	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$9.73	0.35		2.37	2.72	(0.36)	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$13.12	0.39		(3.39)	(3.00)	(0.39)	—	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$10.69	0.34		2.31	2.65	(0.22)	—	(0.22)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$14.51	0.36		3.19	3.55	(0.40)	(0.31)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$12.10	0.34	[13]	2.46	2.80	(0.39)	—	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$9.71	0.32		2.36	2.68	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$13.08	0.32		(3.34)	(3.02)	(0.35)	—	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$10.66	0.28		2.33	2.61	(0.19)	—	(0.19)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$14.46	0.39		3.21	3.60	(0.43)	(0.31)	(0.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$12.07	0.39	[13]	2.43	2.82	(0.43)	—	(0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$9.72	0.37		2.35	2.72	(0.37)	—	(0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$13.10	0.39		(3.37)	(2.98)	(0.40)	—	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$10.67	0.37		2.29	2.66	(0.23)	—	(0.23)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$23.87	0.19		4.20	4.39	(0.20)	(2.84)	(3.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$19.53	0.13		6.91	7.04	(0.21)	(2.49)	(2.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$19.08	0.25		2.24	2.49	(0.24)	(1.80)	(2.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$26.92	0.21		(3.67)	(3.46)	(0.13)	(4.25)	(4.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$24.47	0.10		6.30	6.40	(0.17)	(3.78)	(3.95)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$23.85	0.13		4.19	4.32	(0.14)	(2.84)	(2.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$19.53	0.07		6.92	6.99	(0.18)	(2.49)	(2.67)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$19.07	0.19		2.26	2.45	(0.19)	(1.80)	(1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$26.92	0.16		(3.70)	(3.54)	(0.06)	(4.25)	(4.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$24.46	0.04		6.31	6.35	(0.11)	(3.78)	(3.89)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$23.74	0.21		4.16	4.37	(0.22)	(2.84)	(3.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$19.43	0.15		6.88	7.03	(0.23)	(2.49)	(2.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$19.00	0.26		2.23	2.49	(0.26)	(1.80)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$26.83	0.24		(3.67)	(3.43)	(0.15)	(4.25)	(4.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$24.40	0.13		6.28	6.41	(0.20)	(3.78)	(3.98)

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements[4]	Expenses, Net of Reimbursements[4]	Expenses, Net of Reimbursements (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$17.34	26.32%	$151,864	0.62%	0.59%	0.59%	2.53%	67%
$14.49	23.85%	$107,359	0.66%[13]	0.62%[13]	0.62%[13]	2.76%[13]	61%
$12.09	28.33%	$83,745	0.61%	0.56%	0.55%	2.98%	69%
$9.73	(23.62)%	$62,389	0.63%	0.56%	0.56%	3.17%	73%
$13.12	24.97%	$81,680	0.61%	0.56%	0.56%	2.61%	62%[8]

$17.35	25.97%	$6,086	0.87%	0.84%	0.84%	2.32%	67%
$14.51	23.59%	$1,389	0.91%[13]	0.87%[13]	0.87%[13]	2.54%[13]	61%
$12.10	27.88%	$1,072	0.86%	0.81%	0.80%	2.72%	69%
$9.71	(23.79)%	$1,074	0.88%	0.81%	0.81%	2.61%	73%
$13.08	24.67%	$4,184	0.86%	0.81%	0.81%	2.17%	62%[8]

$17.32	26.54%	$574,770	0.52%	0.49%	0.49%	2.60%	67%
$14.46	23.92%	$490,671	0.56%[13]	0.52%[13]	0.52%[13]	2.91%[13]	61%
$12.07	28.42%	$393,769	0.51%	0.46%	0.45%	3.12%	69%
$9.72	(23.50)%	$311,227	0.53%	0.46%	0.46%	3.23%	73%
$13.10	25.13%	$418,160	0.51%	0.46%	0.46%	2.89%	62%[8]

$25.22	19.99%	$288,473	0.43%	0.41%	0.41%	0.82%	91%
$23.87	39.57%	$327,410	0.43%	0.41%	0.40%	0.60%	53%
$19.53	13.64%	$355,279	0.43%	0.41%	0.40%	1.27%	87%
$19.08	(16.71)%	$412,574	0.42%	0.41%	0.40%	0.87%	84%
$26.92	28.54%	$794,698	0.42%	0.41%	0.40%	0.41%	102%[8]

$25.19	19.66%	$97,474	0.68%	0.66%	0.66%	0.57%	91%
$23.85	39.22%	$80,533	0.68%	0.66%	0.65%	0.35%	53%
$19.53	13.42%	$61,272	0.68%	0.66%	0.65%	0.99%	87%
$19.07	(16.97)%	$52,860	0.67%	0.66%	0.65%	0.70%	84%
$26.92	28.27%	$58,376	0.67%	0.66%	0.65%	0.15%	102%[8]

$25.05	20.05%	$270,220	0.33%	0.31%	0.31%	0.91%	91%
$23.74	39.74%	$268,445	0.33%	0.31%	0.30%	0.70%	53%
$19.43	13.74%	$228,243	0.33%	0.31%	0.30%	1.36%	87%
$19.00	(16.64)%	$226,855	0.32%	0.31%	0.30%	1.03%	84%
$26.83	28.68%	$307,619	0.31%	0.31%	0.30%	0.51%	102%[8]

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$23.02	0.08		3.39	3.47	(0.07)	(3.62)	(3.69)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$17.62	0.07		6.09	6.16	(0.15)	(0.61)	(0.76)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$15.88	0.17	[7]	1.67	1.84	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$25.93	0.12	[10]	(4.92)	(4.80)	(0.07)	(5.18)	(5.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$19.47	(0.00)[14]		7.92	7.92	(0.15)	(1.31)	(1.46)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$23.03	0.03		3.39	3.42	(0.06)	(3.62)	(3.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$17.61	0.02		6.09	6.11	(0.08)	(0.61)	(0.69)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$15.86	0.14	[7]	1.66	1.80	(0.05)	—	(0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$25.91	0.07	[10]	(4.93)	(4.86)	(0.01)	(5.18)	(5.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$19.45	(0.07)		7.93	7.86	(0.09)	(1.31)	(1.40)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$22.91	0.10		3.37	3.47	(0.09)	(3.62)	(3.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$17.54	0.09		6.07	6.16	(0.18)	(0.61)	(0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$15.81	0.20	[7]	1.65	1.85	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$25.85	0.14	[10]	(4.91)	(4.77)	(0.09)	(5.18)	(5.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$19.41	0.03		7.89	7.92	(0.17)	(1.31)	(1.48)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$18.30	0.37	[15]	2.81	3.18	(0.56)	(2.63)	(3.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$16.07	0.30	[13]	4.09	4.39	(1.06)	(1.10)	(2.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$13.64	0.42		2.44	2.86	(0.43)	—	(0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$19.11	0.40		(5.43)	(5.03)	(0.44)	—	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$16.19	0.29		2.83	3.12	(0.20)	—	(0.20)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$18.61	0.34	[15]	2.87	3.21	(0.52)	(2.63)	(3.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$16.03	0.25	[13]	4.15	4.40	(0.72)	(1.10)	(1.82)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$13.62	0.43		2.38	2.81	(0.40)	—	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$19.05	0.37		(5.45)	(5.08)	(0.35)	—	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$16.14	0.23		2.85	3.08	(0.17)	—	(0.17)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$18.26	0.39	[15]	2.80	3.19	(0.58)	(2.63)	(3.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$16.04	0.32	[13]	4.08	4.40	(1.08)	(1.10)	(2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$13.62	0.46		2.40	2.86	(0.44)	—	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$19.08	0.42		(5.42)	(5.00)	(0.46)	—	(0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$16.16	0.31		2.83	3.14	(0.22)	—	(0.22)

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements[4]	Expenses, Net of Reimbursements[4]	Expenses, Net of Reimbursements (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$22.80	17.01%	$91,734	0.75%	0.62%	0.61%	0.39%	92%
$23.02	35.90%	$103,227	0.75%	0.63%	0.62%	0.33%	60%
$17.62	11.61%	$132,059	0.71%	0.62%	0.61%	0.97%[7]	54%
$15.88	(23.61)%	$152,563	0.68%	0.61%	0.60%	0.61%[10]	74%
$25.93	41.25%	$210,181	0.67%	0.61%	0.60%	0.00%	103%[8]

$22.77	16.75%	$24,377	1.00%	0.87%	0.86%	0.16%	92%
$23.03	35.53%	$3,321	1.00%	0.88%	0.87%	0.09%	60%
$17.61	11.34%	$1,840	0.96%	0.87%	0.86%	0.81%[7]	54%
$15.86	(23.83)%	$4,488	0.93%	0.86%	0.85%	0.36%[10]	74%
$25.91	40.98%	$5,908	0.92%	0.86%	0.85%	(0.28)%	103%[8]

$22.67	17.13%	$19,288	0.65%	0.52%	0.51%	0.48%	92%
$22.91	36.05%	$30,913	0.65%	0.53%	0.52%	0.44%	60%
$17.54	11.71%	$23,052	0.61%	0.52%	0.51%	1.16%[7]	54%
$15.81	(23.56)%	$43,555	0.58%	0.51%	0.50%	0.72%[10]	74%
$25.85	41.41%	$61,524	0.57%	0.51%	0.50%	0.11%	103%[8]

$18.29	21.98%	$113,017	0.90%[15]	0.80%[15]	0.80%[15]	2.23%[15]	86%
$18.30	29.82%	$108,403	0.72%[13]	0.63%[13]	0.62%[13]	1.76%[13]	56%
$16.07	21.13%	$139,754	0.66%	0.58%	0.55%	2.63%	72%
$13.64	(27.03)%	$158,014	0.63%	0.58%	0.57%	2.23%	77%
$19.11	19.40%	$332,293	0.60%	0.56%	0.55%	1.54%	84%[8]

$18.67	21.67%	$6,112	1.18%[15]	1.07%[15]	1.07%[15]	2.00%[15]	86%
$18.61	29.55%	$4,351	0.98%[13]	0.88%[13]	0.87%[13]	1.44%[13]	56%
$16.03	20.82%	$4,747	0.90%	0.83%	0.80%	2.73%	72%
$13.62	(27.23)%	$33,996	0.89%	0.83%	0.82%	2.11%	77%
$19.05	19.18%	$68,275	0.85%	0.81%	0.80%	1.24%	84%[8]

$18.24	22.12%	$93,166	0.80%[15]	0.70%[15]	0.70%[15]	2.36%[15]	86%
$18.26	29.98%	$89,892	0.63%[13]	0.53%[13]	0.52%[13]	1.90%[13]	56%
$16.04	21.21%	$83,251	0.56%	0.48%	0.45%	2.86%	72%
$13.62	(26.95)%	$127,615	0.54%	0.48%	0.47%	2.42%	77%
$19.08	19.55%	$200,637	0.50%	0.46%	0.45%	1.69%	84%[8]

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$15.43	0.34	[16]	1.08	1.42	(0.32)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$13.12	0.30		2.43	2.73	(0.42)	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$11.44	0.34		1.59	1.93	(0.25)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$15.08	0.31		(3.57)	(3.26)	(0.38)	—	(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$13.18	0.29		1.86	2.15	(0.25)	—	(0.25)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$16.05	0.33	[16]	1.10	1.43	(0.28)	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$13.60	0.31		2.49	2.80	(0.35)	—	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$11.84	0.32		1.66	1.98	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$15.60	0.28		(3.70)	(3.42)	(0.34)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$13.63	0.26		1.92	2.18	(0.21)	—	(0.21)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2025	$15.42	0.37	[16]	1.06	1.43	(0.34)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2024	$13.12	0.35		2.38	2.73	(0.43)	—	(0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2023	$11.43	0.36		1.60	1.96	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2022	$15.08	0.34		(3.59)	(3.25)	(0.40)	—	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021	$13.18	0.33		1.83	2.16	(0.26)	—	(0.26)

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements[4]	Expenses, Net of Reimbursements[4]	Expenses, Net of Reimbursements (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$16.53	9.53%	$40,335	0.68%[16]	0.61%[16]	0.60%[16]	2.23%[16]	23%
$15.43	21.23%	$48,753	0.64%	0.57%	0.56%	2.17%	22%
$13.12	17.00%	$88,244	0.64%	0.56%	0.55%	2.58%	25%
$11.44	(22.21)%	$99,478	0.65%	0.56%	0.55%	2.26%	34%
$15.08	16.44%	$117,803	0.63%	0.55%	0.55%	1.94%	30%

$17.20	9.18%	$3,347	0.93%[16]	0.86%[16]	0.85%[16]	2.03%[16]	23%
$16.05	20.93%	$2,782	0.90%	0.82%	0.81%	2.11%	22%
$13.60	16.80%	$3,067	0.89%	0.81%	0.80%	2.33%	25%
$11.84	(22.47)%	$6,027	0.89%	0.81%	0.80%	1.95%	34%
$15.60	16.13%	$9,129	0.88%	0.80%	0.80%	1.69%	30%

$16.51	9.60%	$209,903	0.58%[16]	0.51%[16]	0.50%[16]	2.38%[16]	23%
$15.42	21.29%	$198,277	0.55%	0.47%	0.46%	2.50%	22%
$13.12	17.22%	$163,844	0.54%	0.46%	0.45%	2.73%	25%
$11.43	(22.19)%	$129,578	0.55%	0.46%	0.45%	2.43%	34%
$15.08	16.54%	$144,117	0.54%	0.45%	0.45%	2.21%	30%

1	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.

2

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

3

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

4	Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.

5	Portfolio turnover rate excludes derivatives, if any, and is not annualized.

6

For the year ended September 30, 2025, certain Funds received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund - Class I and R6	$0.02	0.13%
AQR Large Cap Multi-Style Fund - Class N	0.03	0.13
AQR Small Cap Multi-Style Fund	0.04	0.22

7

For the year ended September 30, 2023, certain Funds received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund	$0.02	0.14%
AQR Small Cap Momentum Style Fund	0.02	0.12

8	Excludes activity related to Funds’ reorganizations.
9

For the year ended September 30, 2024, AQR Small Cap Multi-Style Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.03 and 0.18%, respectively.

10

For the year ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund	$0.02	0.14%
AQR Small Cap Momentum Style Fund	0.05	0.23

11

For the year ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund’s closing agreement with the U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by the amounts and percentages shown below:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	EXPENSES, BEFORE REIMBURSEMENTS	EXPENSES, NET OF REIMBURSEMENTS
AQR Small Cap Multi-Style Fund - Class I and N	$0.01	0.07%	0.11%	0.11%
AQR Small Cap Multi-Style Fund - Class R6	0.01	0.08	0.12	0.12

12

For the year ended September 30, 2021, AQR Small Cap Multi-Style Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund	$0.03	0.16%

13

For the year ended September 30, 2024, certain Funds received European Union (“EU”) tax reclaims and incurred the related fees. Had these EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by the amounts and percentages shown below:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	EXPENSES, BEFORE REIMBURSEMENTS	EXPENSES, NET OF REIMBURSEMENTS
AQR International Multi-Style Fund	$0.01	0.11%	0.07%	0.07%
AQR International Momentum Style Fund	0.02	0.11	0.07	0.07

14	Amount is less than $.005 per share.
15

For the year ended September 30, 2025, the AQR International Momentum Style Fund received European Union (“EU”) tax reclaims and incurred the related fees. Consequently, the Fund also incurred expenses related to the closing agreement with the IRS. Had these EU tax reclaims not been received and the expenses related to the closing agreement with the IRS had not been incurred, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by the amounts and percentages shown below:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	EXPENSES, BEFORE REIMBURSEMENTS	EXPENSES, NET OF REIMBURSEMENTS
AQR International Momentum Style Fund –Class I	$0.02	0.13%	0.24%	0.24%
AQR International Momentum Style Fund –Class N	0.02	0.10	0.27	0.27
AQR International Momentum Style Fund –Class R6	0.02	0.12	0.25	0.25

16

For the year ended September 30, 2025, the AQR International Defensive Style Fund received European Union (“EU”) tax reclaims and incurred the related fees. Had these EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by $0.01, 0.09%, 0.05% and 0.05%, respectively.

FINANCIAL STATEMENTS

The financial statements of the Funds included in each Fund’s Annual Report on Form N-CSR are incorporated by reference into the SAI and have been audited by PricewaterhouseCoopers LLP. Copies of the reports are available by request as described above.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Who are the principal holders of each Fund’s shares?

The following is a list of shareholders of each Fund who owned (beneficially or of record) 5% or more of a class of a Fund’s shares as of January 31, 2026.

AQR International Defensive Style Fund – Class I
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	64.31%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	20.19%
AQR International Defensive Style Fund – Class N
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	58.56%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	26.55%
Vanguard Marketing Corporation Vanguard Brokerage Services 100 Vanguard Blvd. Malvern PA 19355-2331	9.27%
AQR International Defensive Style Fund – Class R6
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	60.93%
MSCS Financial Services, LLC SEI Private Trust Company c/o Principal Financial Id Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks PA 19456-9989	17.54%
MSCS Financial Services, LLC MAC & Co. A/C Attn: Mutual Fund Operations 500 Grant Street Room 151-1010 Pittsburgh PA 15219-2502	14.62%

AQR International Momentum Style Fund – Class I
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	60.77%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	16.60%
Raymond James & Associates, Inc. Omnibus For Mutual Funds House Acct Firm 880 Carillion Parkway Saint Petersburg FL 33716-1102	13.77%
AQR International Momentum Style Fund – Class N
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	53.82%
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	38.76%
AQR International Momentum Style Fund – Class R6
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	87.96%
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	9.02%
AQR International Multi-Style Fund - Class - I
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	47.98%
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	45.10%
AQR International Multi-Style Fund - Class - N
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	54.03%

Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	38.18%
AQR International Multi-Style Fund - Class - R6
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	72.99%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	20.53%
AQR Large Cap Momentum Style Fund - Class - I
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	60.39%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	21.02%
Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	8.57%
AQR Large Cap Momentum Style Fund - Class - N
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	75.81%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	21.71%
AQR Large Cap Momentum Style Fund - Class - R6
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	65.94%
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	30.20%

AQR Large Cap Multi-Style Fund - Class - I
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	45.85%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	29.40%
AQR Large Cap Multi-Style Fund - Class - N
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	52.59%
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	39.69%
AQR Large Cap Multi-Style Fund - Class - R6
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	68.13%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	25.13%
AQR Small Cap Momentum Style Fund - Class - I
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	75.45%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	16.53%
AQR Small Cap Momentum Style Fund - Class - N
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	56.06%
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	38.97%

AQR Small Cap Momentum Style Fund - Class - R6
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	45.34%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	23.18%
John Hancock Trust Company LLC 200 Berkeley Street Boston, MA 02116-5022	19.65%
AQR Small Cap Multi-Style Fund - Class - I
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	42.04%
Reliance Trust Company FBO Fiduciary Trust C/R P.O Box 570788 Atlanta GA 30357-3114	22.98%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	12.25%
Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0001	6.67%
Raymond James & Associates, Inc. Omnibus For Mutual Funds House Acct Firm 880 Carillion Parkway Saint Petersburg FL 33716-1102	6.15%
AQR Small Cap Multi-Style Fund - Class - N
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	70.32%
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	24.12%
AQR Small Cap Multi-Style Fund - Class - R6
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 101 Montgomery St. San Francisco CA 94104-4141	75.58%
National Financial Services, LLC NFS LLC For The Exclusive Benefit Of Our Customers 499 Washington Blvd. FL 4 Attn: Mutual Funds Dept. Jersey City NJ 07310-2010	17.62%

As of January 31, 2026, the trustees and officers of the Trust owned in the aggregate less than 1% of each Fund.

Who are each Fund’s other service providers?

On behalf of the Funds, the Trust has entered into an Administration Agreement with JPMorgan Chase Bank, N.A. located at 70 Fargo Street, Boston, Massachusetts 02210.

On behalf of the Funds, the Trust has entered into a Distribution Agreement with ALPS Distributors, Inc., pursuant to which the Distributor acts as distributor for each Fund and acts as agent for each Fund in selling its shares to the public. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1000, Denver, CO 80203. The Distributor offers shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

The custodian for the Funds is JPMorgan Chase Bank, N.A. (the “Custodian”), located at 1 Chase Manhattan Plaza, New York, NY 10005. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under the custody agreements with the Trust, on behalf of the Funds, the Custodian holds each Fund’s securities and maintains all necessary accounts and records.

ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203, has been retained to serve as the Funds’ transfer agent and dividend disbursing agent.

See the Fund SAI for more information on each Fund’s service providers.

Are the Funds required to hold annual meetings?

The Funds are not required, and do not intend, to hold annual meetings of shareholders. The Trust will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or to change the fundamental investment policies) or by the Declaration of Trust. A meeting of shareholders shall, however, be called by the Secretary upon the written request of the holders of not less than 10% of the outstanding shares of a Fund. The Fund will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed upon by Simpson Thacher & Bartlett LLP, counsel to the Trust, and certain legal matters concerning the issuance of shares of the Funds will be passed upon by Richards, Layton & Finger, P.A., special Delaware counsel to the Trust.

APPENDIX A

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Funds’ policies set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without shareholder approval. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies of a Fund specifically identified as fundamental in the Fund Prospectus and Fund SAI, the Funds’ investment objectives as described in the Fund Prospectus, and all other investment policies and practices described in the Fund Prospectus and Fund SAI, may be changed by the Board without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Fund Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated in item 2 below must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).

1.	Shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

2.	May borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3.

May not concentrate its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)).

For the purposes of this policy, each Fund may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

4.

May not purchase or sell real estate or any interest therein, other than as may be acquired as a result of ownership of securities or other instruments and provided that the Fund shall not be prevented from investing in securities backed by real estate or securities of companies engaged in the real estate business.

5.

May not purchase commodities or contracts relating to commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6.	May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7.

May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

8.

May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (a) enter into commitments to purchase securities in accordance with a Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell derivative instruments to the extent permitted by its investment program and other restrictions.

The following notations are not considered to be part of the Funds’ fundamental policies and are subject to change without shareholder approval.

Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Fund Prospectus, apply to each Fund on an individual basis and except as noted in the following sentence, apply only at the time a transaction is entered into. Therefore, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

With respect to the fundamental policy relating to the concentration of investments set forth in (3) above, a Fund intends to include the Fund’s investments in securities of other industry-specific investment companies for purposes of calculating such Fund’s industry concentration, to the extent practicable.

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the [ ] day of [ ], 2026, by and between AQR Funds, a registered investment company organized as a Delaware statutory trust (the “Trust”), on behalf of its series, [•] (the “Target Fund”), and the Trust, on behalf of its series, [•] (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund and shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Stated Liabilities (such amount of Acquiring Fund shares, the “Acquiring Fund Shares”); (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund in liquidation and redemption of all outstanding shares of the Target Fund; and (iii) the subsequent termination of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”);

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each of the Target Fund and the Acquiring Fund is a series of the Trust;

WHEREAS, each of the Target Fund and the Acquiring Fund qualifies as a “regulated investment company” under Subchapter M of the Code (a “RIC”);

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Trust (the “Board” or the “Board of Trustees”) has determined, on behalf of the Target Fund, that the Reorganization is advisable and, in accordance with Rule 17a-8 under the 1940 Act, (i) is in the best interests of the Target Fund and (ii) that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees has determined, on behalf of the Acquiring Fund, that the Reorganization is advisable and, in accordance with Rule 17a-8 under the 1940 Act, (i) is in the best interests of the Acquiring Fund and (ii) that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	THE REORGANIZATION

1.1 The Exchange. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to convey, transfer and deliver substantially all of the assets of the Target Fund described in paragraph 1.2 free and clear of all liens, encumbrances and claims whatsoever to the Acquiring Fund. In exchange, the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of shares of the Acquiring Fund, determined by dividing: (A) the aggregate value of the Target Fund’s assets with respect to each class of the Target Fund, net of the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund with respect to each class of the Target Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (B) the NAV of one share of the corresponding class of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1. For purposes of this Agreement, the Class N Shares of the Target Fund correspond to the Class N Shares of the Acquiring Fund, the Class I Shares of the Target Fund correspond to the Class I Shares of the Acquiring Fund and the Class R6 Shares of the Target Fund correspond to the Class R6 Shares of the Acquiring Fund, and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund unless the context requires otherwise.

1.2 Assets to be Acquired. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions, tax reclaims and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement (the “Assets”).

1.3 Liabilities to be Assumed. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2 (the “Stated Liabilities”). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Target Fund.

1.4 State Filings. Prior to the Closing Date, the Trust, on behalf of the Target Fund and the Acquiring Fund, shall make any filings with the State of Delaware, if any, that are required under the laws of the State of Delaware to be made prior to the Closing Date.

1.5 Liquidation and Distribution. On or as soon as practicable after the Closing Date, (i) the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund, and the Target Fund will redeem all of its outstanding shares. Such distribution will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number and class of Acquiring Fund Shares due Target Fund Shareholders and (ii) the Target Fund will, unless otherwise directed by the Trust’s Board of Trustees, be terminated as a separate series of the Trust at such time as the distribution of Acquiring Fund Shares is made to Target Fund Shareholders and there are no outstanding shares of the Target Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 Ownership of Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent (the “Acquiring Fund Transfer Agent”).

1.7 Transfer Taxes. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 Reporting Responsibility. Any reporting responsibility of the Trust, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of the Target Fund.

1.9 Books and Records. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund transferred to the Acquiring Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be made available to the Target Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.10 Action by the Trust, on behalf of the Acquiring Fund; Action by the Trust, on behalf of the Target Fund. The Trust, on behalf of the Acquiring Fund, shall take all actions expressed herein as being the obligations of the Trust, on behalf of the Acquiring Fund. The Trust, on behalf of the Target Fund, shall take all actions expressed herein as being the obligations of the Trust, on behalf of the Target Fund.

1.11 Withholding Taxes. For the avoidance of doubt, the Trust, on behalf of the Acquiring Fund, or the Acquiring Fund Transfer Agent will be entitled to deduct and withhold from amounts otherwise payable pursuant to this Agreement to any holder of shares of the Target Fund such amounts as the Trust, on behalf of the Acquiring Fund, or the Acquiring Fund Transfer Agent shall determine in good faith are required to be deducted and withheld with respect to such payments under the Code and the rules and Treasury Regulations promulgated thereunder, or any provision of state, local or foreign tax law. Any amounts so deducted and withheld will be timely paid to the applicable tax authority and will be treated for all purposes of this Agreement as having been paid to the holder of the shares of the Target Fund in respect of which such deduction and withholding was made.

2.	VALUATION

2.1 Valuation of Assets. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 Valuation of Shares. Acquiring Fund Shares of an aggregate NAV equal to the gross value of the Assets of the Target Fund acquired, determined as hereinafter provided, reduced by the amount of Stated Liabilities of the Target Fund assumed by the Acquiring Fund, shall be delivered by the Acquiring Fund in exchange for such Assets of the Target Fund and the assumption by the Acquiring Fund of the Target Fund’s Stated Liabilities. The NAV per share of the Class N, Class I and Class R6 Acquiring Fund Shares and the NAV per share of the Class N, Class I and Class R6 Target Fund shares shall be computed as of the Valuation Time, using the Acquiring Fund’s valuation procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

3.	CLOSING AND CLOSING DATE

3.1 Closing Date. Subject to the terms and conditions set forth herein, the Closing shall occur on [•], 2026, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 8:00 a.m. Eastern Time on the Closing Date. The Closing shall be held at the offices of Simpson Thacher & Bartlett LLP, 900 G Street, N.W., Washington, D.C. 20001, or at such other time and/or place as the parties may agree.

3.2 Custodian’s Certificate. The Target Fund shall instruct its custodian (the “Target Fund Custodian”), to deliver at the Closing a certificate of an authorized officer that shall include certain statements to be agreed upon by the Acquiring Fund, the Target Fund and the Target Fund Custodian regarding the (a) delivery of the Assets in proper form to the Acquiring Fund on the Closing Date; and (b) payment or provision for payment of all necessary taxes including all applicable federal and state stock transfer stamps, if any, in conjunction with the delivery of Assets by the Target Fund. The Target Fund’s Assets represented by a certificate or other written instrument, electronic document or other format that is reasonably satisfactory to the custodian for the Acquiring Fund (the “Acquiring Fund Custodian”) shall be presented by the Target Fund Custodian to the Acquiring Fund Custodian for examination no later than five (5) business days preceding the Closing Date (or such other date as the parties may agree) and all Assets of the Target Fund at the Valuation Time shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s Assets deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Target Fund Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 Effect of Suspension in Trading. In the event that, as of the Valuation Time, either: (i) (a) the primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, or (ii) the transfer of the Assets of the Target Fund is restricted, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting or transferability is restored or such other date as the parties may agree to.

3.4 Transfer Agent’s Certificate. The Target Fund shall instruct its transfer agent (the “Target Fund Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders as of the Valuation Time, and the number and percentage ownership (to four decimal places) of outstanding shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct the Acquiring Fund Transfer Agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5 Delivery of Additional Items. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 Failure to Deliver Assets. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund Custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund Custodian, including brokers’ confirmation slips.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Representations of the Trust, on behalf of the Target Fund. The Trust, on behalf of the Target Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

(a) The Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Trust or the Target Fund. The Target Fund is a legally designated, separate series of the Trust.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The registration statement on Form N-14 of the Trust, on behalf of the Acquiring Fund, and the Combined Prospectus/Information Statement contained therein relating to the transactions contemplated by the Agreement that is filed with the Commission and becomes effective, as such registration statement may be amended or supplemented subsequent to the effective date of the registration statement (the “Registration Statement”), as of such effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and to the Target Fund based on information provided in writing by the Trust, on behalf of the Target Fund, for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and to the Target Fund based on information provided in writing by the Trust, on behalf of the Target Fund, for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust, on behalf of the Target Fund, with respect to the Trust or the Target Fund for use in the Registration Statement or any other materials provided by the Trust, on behalf of the Target Fund, in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles 6 and 8 of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Delaware state law, or any provision of the Trust’s declaration of trust (the “Target Fund Declaration of Trust”) or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Target Fund, or by which the Target Fund is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Target Fund, is a party, or by which the Target Fund is bound.

(f) The Target Fund has no material contracts, agreements or other similar commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Stated Liabilities.

(g) To the Trust’s knowledge, there is no litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body that are pending or threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of September 30, 2025 and for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied (“GAAP”), and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. Such financial statements of the Target Fund have been audited by PricewaterhouseCoopers LLP.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements as of September 30, 2025, other than those otherwise disclosed to the Acquiring Fund or occurring in the ordinary course of business in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares, the payment of normal operating expenses, dividends and capital gains distributions and as otherwise set forth in paragraph 5.1 of this Agreement. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business or as otherwise disclosed to the Acquiring Fund). For the purposes of this paragraph 4.1(i), a decline in the NAV of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since September 30, 2025, there has not been (i) any pending or to the knowledge of the Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at NAV in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except any contracts or agreements that are entered into, amended or terminated in the ordinary course of business or as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all material federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been or will be paid unless otherwise disclosed to the Acquiring Fund. To the best of the Trust’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns, unless otherwise disclosed to the Acquiring Fund.

(l) The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or objecting shareholder rights. All of the issued and outstanding shares of the Target Fund will, at the Valuation Time, be held by the persons and in the amounts set forth in the records of the Target Fund Transfer Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) The Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Board of Trustees. This Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, and no other action or proceedings by the Trust, on behalf of the Target Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement of bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund or by the Trust, on behalf of the Target Fund, for use in no-action letters, interpretive letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a RIC as of and at all times since its first taxable year; qualifies and will continue to qualify as a RIC under the Code for its taxable year ending on the Closing Date; and has satisfied the distribution requirements imposed by Section 852(a) of the Code for each of its taxable years.

(q) Except for the Registration Statement, no consent, approval, authorization, or order of any court, governmental authority or shareholder is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein, except such as may be required by the Commission or under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities laws. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement.

4.2 Representations of the Trust, on behalf of the Acquiring Fund. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Target Fund, as follows:

(a) The Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Trust or the Acquiring Fund. The Acquiring Fund is a legally designated, separate series of the Trust.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and to the Acquiring Fund based on information provided in writing by the Trust, on behalf of the Acquiring Fund, for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust or the Acquiring Fund based on information provided in writing by the Trust, on behalf of the Acquiring Fund, for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust, on behalf of the Acquiring Fund, with respect to the Trust or the Acquiring Fund for use in the Registration Statement or any other materials provided by the Trust, on behalf of the Acquiring Fund, in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s prospectus, statement of additional information and shareholder reports, to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles 7 and 8 of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of Delaware state law, or any provision of the Trust’s declaration of trust (the “Acquiring Fund Declaration of Trust”) or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party, or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party, or by which the Acquiring Fund is bound.

(f) To the Trust’s knowledge, there is no litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of September 30, 2025 and for the fiscal year then ended have been prepared in accordance with GAAP consistently applied, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. Such financial statements of the Acquiring Fund have been audited by PricewaterhouseCoopers LLP.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements of the Acquiring Fund as of September 30, 2025, other than those otherwise disclosed to the Target Fund or occurring in the ordinary course of business in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares, the payment of normal operating expenses, dividends and capital gains distributions and as otherwise set forth in paragraph 5.1 of this Agreement. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund (other than changes occurring in the ordinary course of business or as otherwise disclosed to the Target Fund). For the purposes of this paragraph 4.2(h), a decline in the NAV of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund Shareholders shall not constitute a material adverse change.

(i) Since September 30, 2025, there has not been (i) any pending or to the knowledge of the Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at NAV in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except any contracts or agreements that are entered into, amended or terminated in the ordinary course of business or as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Trust’s organizational documents in a manner materially affecting the Acquiring Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable.

(j) As of the date hereof and at the Closing Date, all material federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been or will be paid unless otherwise disclosed to the Target Fund. To the best of the Trust’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns, unless otherwise disclosed to the Target Fund.

(k) The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. All issued and outstanding shares of common stock of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares.

(l) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Board of Trustees. This Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, and no other action or proceedings by the Trust, on behalf of the Acquiring Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement of bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(n) The information to be furnished by the Acquiring Fund or by the Trust, on behalf of the Acquiring Fund, for use in no-action letters, interpretive letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(o) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and at all times since its first taxable year; intends to continue to qualify as a RIC under the Code; and has satisfied the distribution requirements imposed by Section 852(a) of the Code for each of its taxable years.

(p) Except for the Registration Statement, no consent, approval, authorization or order of any court, governmental authority or shareholder is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required by the Commission or under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement.

5. COVENANTS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE TARGET FUND

5.1 Operation in Ordinary Course. Subject to paragraphs 5.5, 7.2 and 7.5, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions, as well as any asset dispositions or other transactions that are effected to utilize tax attributes or otherwise to improve the overall tax efficiency for the Target Fund, the Acquiring Fund and/or their shareholders. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 Statement of Assets and Liabilities. The Target Fund will prepare and deliver to the Acquiring Fund at least five business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the assets and the liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) a statement of Assets and Stated Liabilities of the Target Fund as of the Valuation Time and (2) a list of the Target Fund’s Assets as of the Closing Date showing the tax costs of each of its assets by lot and the holding periods of such Assets, certified by the Treasurer or Assistant Treasurer of the Trust, on behalf of the Target Fund.

5.3 Access to Books and Records. Upon reasonable notice, the Target Fund shall make available to the Trust’s officers and agents, acting on behalf of the Acquiring Fund, all books and records of the Target Fund, and the Acquiring Fund shall make available to the Trust’s officers and agents, acting on behalf of the Target Fund, all books and records of the Acquiring Fund.

5.4 Additional Information. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 Contract Termination or Assignment. The Trust, on behalf of the Target Fund, will terminate or assign all agreements to which the Trust, on behalf of the Target Fund, is a party (other than this Agreement) as they relate to the Target Fund, effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

5.6 Further Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 Preparation of Registration Statement. The Trust, on behalf of the Acquiring Fund, will have prepared and filed with the Commission the Registration Statement relating to the Acquiring Fund Shares to be issued to shareholders of the Target Fund. The Registration Statement shall include a Combined Prospectus/Information Statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8 Declaration of Dividends. Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the Valuation Time, which, together with all previous dividends and distributions, shall have the effect of distributing to the shareholders of the Target Fund substantially all of the Target Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income and net capital gains (after reduction for any capital loss carry forward) for all taxable periods ending on or before the Closing Date.

5.9 Tax Status of Reorganization. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Fund (nor the Trust on behalf of the Acquiring Fund) nor the Target Fund (nor the Trust on behalf of the Target Fund) shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary, to enable Simpson Thacher & Bartlett LLP, counsel to the Acquiring Fund and the Target Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Simpson Thacher & Bartlett LLP).

5.10 Reasonable Best Efforts. Each of the Acquiring Fund and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.11 Authorizations. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.12 Statement of Earnings and Profits. As promptly as practicable, the Trust, on behalf of the Target Fund, shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for U.S. federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

5.13 Information Statement. The Trust, on behalf of the Target Fund, agrees to mail to the Target Fund’s shareholders the Combined Prospectus/Information Statement contained in the Registration Statement or other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

5.14 Tax Matters. The Trust, on behalf the Acquiring Fund, agrees to retain for a period of seven (7) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Target Fund for its final taxable year and for all prior taxable periods. Any information obtained under this paragraph 5.14 shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, the Trust, on behalf the Acquiring Fund, shall prepare, or cause its agents to prepare, any federal, state or local tax returns, including any Forms 1099, required to be filed and provided to required persons by the Target Fund with respect to its final taxable year ending with the Closing Date and for any prior periods or taxable years for which the due date for such return has not passed as of the Closing Date and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities and provided to required persons.

5.15 Tax Certificate. For purposes of allowing Simpson Thacher & Bartlett LLP, as counsel to the Trust, to render the tax opinion described in paragraph 8.5, the Trust, on behalf of each of the Acquiring Fund and the Target Fund, shall execute and deliver officer’s certificates containing appropriate representations and warranties that are customary for the transactions contemplated hereby at such time or times as may be reasonably requested by such counsel.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Fund (or the Trust, on behalf of the Acquiring Fund) pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Board of Trustees, on behalf of the Target Fund, has approved this Agreement with respect to the Target Fund, and such approval remains in full force and effect as of the Closing Date.

6.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions (except as contemplated by the Registration Statement) nor any material increase in the investment management fee rate or other fee rates the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund, nor any material reduction in the expense reimbursement undertakings (either voluntary or contractual), from those described in the Registration Statement.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Fund (or the Trust, on behalf of the Target Fund) pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends and distributions, shall have the effect of distributing to the shareholders of the Target Fund substantially all of the Target Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income and net capital gains (after reduction for any capital loss carry forward) for all taxable periods ending on or before the Closing Date.

7.3 The Board of Trustees, on behalf of the Acquiring Fund, has approved this Agreement with respect to the Acquiring Fund, and such approval remains in full force and effect as of the Closing Date.

7.4 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions (except as contemplated by the Registration Statement) nor any material increase in the investment management fee rate or other fee rates the Target Fund is currently contractually obligated to pay for services provided to the Target Fund, nor any material reduction in the expense reimbursement undertakings (either voluntary or contractual), from those described in the Registration Statement.

7.5 The Trust, on behalf of the Target Fund, shall have taken all steps required to assign or terminate all agreements to which the Target Fund is a party (other than this Agreement) as they relate to the Target Fund and pursuant to which the Target Fund has outstanding or contingent liabilities, unless such liabilities have been accrued as part of the Stated Liabilities.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF EACH OF THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Target Fund or the Acquiring Fund the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.2 All third party consents and all consents, authorizations, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.3 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust, on behalf of the Acquiring Fund, on Form N-1A under the 1933 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have bene issued.

8.4 As of the Closing Date, there shall be no pending litigation brought by any person against the Trust, the Target Fund or the Acquiring Fund or any of the investment advisers, trustees or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein. No action shall have been commenced or threatened by the Commission or any shareholder of the Acquiring Fund or the Target Fund seeking to prevent or materially alter the transactions contemplated by this Agreement.

8.5 The Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, shall have received the written opinion of Simpson Thacher & Bartlett LLP, counsel to the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund. Such written opinion will be dated as of the Closing Date and will be an opinion to the effect that the Reorganization will qualify for treatment as a “reorganization” within the meaning of Section 368(a) of the Code. In rendering such opinion, Simpson Thacher & Bartlett LLP shall be entitled to rely upon the representations contained in the officers’ certificates of the Trust, on behalf of each of the Acquiring Fund and the Target Fund, referred to in paragraph 5.15 hereto and upon such other representations as Simpson Thacher & Bartlett LLP reasonably deems relevant. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund, nor the Trust, on behalf of the Target Fund, may waive the conditions set forth in this paragraph 8.5.

9. EXPENSES

The Target Fund and the Acquiring Fund (for purposes of this Article 9 only, each a “Fund” and together the “Funds”) will bear expenses incurred in connection with the Reorganization. Reorganization expenses may include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board of Trustees, obtaining an opinion of counsel as to certain tax matters, the preparation of this Agreement and the Registration Statement, fees of the Commission, the State of Delaware and any state securities commission (if any), transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement included in the Registration Statement and any related materials, and any other legal, auditing, administrative or other fees in connection with the foregoing, which expenses will be borne directly by the respective Fund incurring the expense or allocated among the Funds based upon methodology as appropriate, unless AQR Capital Management, LLC (the “Adviser”) or one of its affiliates has agreed to bear all or a portion of the expenses of a particular Fund pursuant to a separate arrangement between the Adviser or one of its affiliates and such Fund. Neither the Funds nor the Adviser or their affiliates will pay any expenses of shareholders arising out of or in connection with the Reorganization.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The parties hereto agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

11. TERMINATION

11.1 This Agreement may be terminated at any time prior to the Closing Date by the mutual agreement of the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund. In addition, the Trust, on behalf of the Acquiring Fund, or the Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of a party, or its Board of Trustees, or officers, as applicable, to the other party or its Board of Trustees. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

12.1 This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust, on behalf of the Acquiring Fund, and the officers of the Trust, on behalf of the Target Fund, as specifically authorized by the Board.

13. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without giving effect to principles of conflicts of law.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Fund or Target Fund hereunder shall not be binding upon any of the Trust’s trustees, shareholders, nominees, officers, agents or employees personally, but shall bind only the property of the Acquiring Fund and the Target Fund, as provided in the Trust’s declaration of trust and bylaws. No series of the Trust other than the Target Fund shall be responsible for the obligations of the Target Fund hereunder, and all persons shall look only to the assets of the Target Fund to satisfy the obligations of the Target Fund hereunder. No series of the Trust other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Fund hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees on behalf of the Acquiring Fund and the Target Fund, respectively, acting as such. Neither the authorizations by such Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Trust as provided in its declaration of trust.

14. NOTICES

14.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or e-mail or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Target Fund, One Greenwich Plaza, Suite 130, Greenwich, CT 06830, Attention: Nicole DonVito, Chief Legal Officer, or to the Acquiring Fund, One Greenwich Plaza, Suite 130, Greenwich, CT 06830, Attention: Nicole DonVito, Chief Legal Officer, or to any other address that the Target Fund or the Acquiring Fund shall have last designated by notice to the other party.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

AQR FUNDS, ON BEHALF OF [INSERT TARGET FUND NAME]

By:
Name:
Title:

AQR FUNDS, ON BEHALF OF [INSERT ACQUIRING FUND’S NAME]

By:
Name:
Title:

AQR FUNDS

AQR Large Cap Momentum Style Fund

AQR Large Cap Multi-Style Fund

AQR Small Cap Momentum Style Fund

AQR Small Cap Multi-Style Fund

AQR International Defensive Style Fund

AQR International Momentum Style Fund

AQR International Multi-Style Fund

PART B

STATEMENT OF ADDITIONAL INFORMATION

Dated [•], 2026

This Statement of Additional Information (“SAI”) is being furnished to you because you are a shareholder of one or more of the mutual funds set out in the table below under the heading “Target Funds” (each, a “Target Fund,” and together, the “Target Funds”). As provided in an Agreement and Plan of Reorganization (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”), each Target Fund will be reorganized (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding mutual fund that is also advised by AQR Capital Management, LLC (“AQR” or the “Adviser”)), as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” together, the “Acquiring Funds,” and collectively with the Target Funds, the “Funds”). Each Fund is a separate series of AQR Funds (the “Trust”), a Delaware statutory trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Acquiring Fund is listed to the right of its Target Fund in the table below.

Reorganization	Target Funds	Acquiring Funds

Reorganization #1	AQR Large Cap Momentum Style Fund	AQR Large Cap Multi-Style Fund

Reorganization #2	AQR Small Cap Momentum Style Fund	AQR Small Cap Multi-Style Fund

Reorganization #3A	AQR International Defensive Style Fund	AQR International Multi-Style Fund

Reorganization #3B	AQR International Momentum Style Fund

This SAI sets forth information that may be of interest to shareholders relating to the Reorganizations, but which is not included in the Combined Information Statement/Prospectus, dated [•], 2026, of the Funds. As described in the Combined Information Statement/Prospectus, the relevant Target Fund will transfer its assets to the Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. The shares of the Acquiring Fund issued to each Target Fund will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to the Closing Date of the Reorganization. Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders, and thereafter as soon as practicable after the Closing Date, the Target Fund will be terminated as a series of the Trust under Delaware state law.

As a result of a Reorganization, Target Fund shareholders will own the same class of shares of the Acquiring Fund (i.e., Class I Shares, Class N Shares or Class R6 Shares) as they own prior to the consummation of the Reorganization. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

This SAI is not a prospectus and should be read in conjunction with the Combined Information Statement/Prospectus. This SAI and the Combined Information Statement/Prospectus have been filed with the U.S. Securities and Exchange Commission (“SEC”). Copies of the Combined Information Statement/Prospectus are available upon request and without charge by calling (866) 290-2688 or by visiting the Funds’ website at funds.aqr.com.

The SEC maintains a website (http://www.sec.gov) that contains the prospectuses and Statement of Additional Information of the Target Funds and Acquiring Funds, other material incorporated by reference and other information regarding the Target Funds and Acquiring Funds.

I. ADDITIONAL INFORMATION ABOUT THE

TARGET FUNDS AND THE ACQUIRING FUNDS

The Statement of Additional Information for the Funds, dated January 29, 2026, as supplemented to date (SEC File No. 333-153445), is incorporated by reference.

The Statement of Additional Information for the Funds is available free of charge by calling (866) 290-2688, by visiting the Funds’ website at funds.aqr.com, and is also on file with the SEC and available through its website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

II. SUPPLEMENTAL FINANCIAL INFORMATION

On a voluntary basis, each Reorganization is relying on early adoption of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide the fees and expenses and supplemental financial information required by Rule 6-11(d) under Regulation S-X in lieu of any pro forma financial statements required by Rules 11-01 to 11-03 under Regulation S-X. As a result, the pro forma financial statements of each Combined Fund are not required to be, and are not included in, this SAI. See “Fees and Expenses and Supplemental Financial Information” in the Combined Information Statement/Prospectus.

III. DOCUMENTS INCORPORATED BY REFERENCE

This SAI incorporates by reference:

(i)	the financial statements and report of the independent registered public accounting firm for the AQR Large Cap Momentum Style Fund as contained in its Financial Statements and Other Information on Form N-CSR (“Annual Report on Form N-CSR”) for the year ended September 30, 2025, as filed with the SEC on November 24, 2025;

(ii)	the financial statements and report of the independent registered public accounting firm for the AQR Large Cap Multi-Style Fund as contained in its Annual Report on Form N-CSR for the year ended September 30, 2025, as filed with the SEC on November 24, 2025;

(iii)	the financial statements and report of the independent registered public accounting firm for the AQR Small Cap Momentum Style Fund as contained in its Annual Report on Form N-CSR for the year ended September 30, 2025, as filed with the SEC on November 24, 2025;

(iv)	the financial statements and report of the independent registered public accounting firm for the AQR Small Cap Multi-Style Fund as contained in its Annual Report on Form N-CSR for the year ended September 30, 2025, as filed with the SEC on November 24, 2025;

(v)	the financial statements and report of the independent registered public accounting firm for the AQR International Defensive Style Fund as contained in its Annual Report on Form N-CSR for the year ended September 30, 2025, as filed with the SEC on November 24, 2025;

(vi)	the financial statements and report of the independent registered public accounting firm for the AQR International Momentum Style Fund as contained in its Annual Report on Form N-CSR for the year ended September 30, 2025, as filed with the SEC on November 24, 2025; and

(vii)	the financial statements and report of the independent registered public accounting firm for the AQR International Multi-Style Fund as contained in its Annual Report on Form N-CSR for the year ended September 30, 2025, as filed with the SEC on November 24, 2025.

Each of these reports contains historical financial information regarding the funds and is available without charge by calling (866) 290-2688 or visiting the AQR Funds website at https://funds.aqr.com.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, has been appointed as the independent registered public accounting firm for the Target Funds and the Acquiring Funds. The financial statements included in each Fund’s Annual Report on Form N-CSR for the year ended September 30, 2025 have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference.

PART C

OTHER INFORMATION

Item 15. Indemnification

Article VII, Section 2 of the Declaration of Trust provides as follows:

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Article VII, Section 3 of the Declaration of Trust provides as follows:

(a) For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii) every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii) every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c) Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d) No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e) The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(f) Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Article VII, Section 1 of the By-Laws provides as follows:

With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided hereunder or pursuant to the Declaration of Trust to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i) by the court or other body before which the Proceeding was brought;

(ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Item 16. Exhibits

(1)(a)	Certificate of Trust as filed with the State of Delaware on September 4, 2008[1]
(1)(b)(i)	Declaration of Trust dated as of September 4, 2008[1]
(1)(b)(ii)	Amended Schedule A to the Declaration of Trust[62]
(2)	Amended and Restated By-Laws[56]
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization is attached as Appendix B to the Combined Information Statement/Prospectus.
(5)	The Trust does not issue Certificates. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws.[1] See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant.[1]
(6)(a)(i)	Third Amended and Restated Investment Management Agreement[30]
(6)(a)(ii)	First Amendment to Third Amended and Restated Investment Management Agreement[34]
(6)(a)(iii)	Second Amendment to Third Amended and Restated Investment Management Agreement[39]
(6)(a)(iv)	Third Amendment to Third Amended and Restated Investment Management Agreement[44]
(6)(a)(v)	Fourth Amendment to Third Amended and Restated Investment Management Agreement[46]
(6)(a)(vi)	Fifth Amendment to Third Amended and Restated Investment Management Agreement[47]
(6)(a)(vii)	Sixth Amendment to Third Amended and Restated Investment Management Agreement[54]
(6)(a)(viii)	Seventh Amendment to Third Amended and Restated Investment Management Agreement[62]
(7)(a)(i)	Distribution Agreement[35]
(7)(a)(ii)	Distribution Fee Letter Agreement[35]
(7)(a)(iii)	First Amendment to Distribution Agreement[37]
(7)(a)(iv)	First Amendment to Distribution Fee Letter Agreement[37]
(7)(a)(v)	Second Amendment to Distribution Agreement[38]
(7)(a)(vi)	Second Amendment to Distribution Fee Letter Agreement[38]
(7)(a)(vii)	Third Amendment to Distribution Agreement[43]
(7)(a)(viii)	Third Amendment to Distribution Fee Letter Agreement[43]
(7)(a)(ix)	Fourth Amendment to Distribution Agreement[45]
(7)(a)(x)	Fourth Amendment to Distribution Fee Letter Agreement[45]
(7)(a)(xi)	Fifth Amendment to Distribution Agreement[47]
(7)(a)(xii)	Fifth Amendment to Distribution Fee Letter Agreement[47]
(7)(a)(xiii)	Sixth Amendment to Distribution Agreement[48]
(7)(a)(xiv)	Seventh Amendment to Distribution Agreement[53]
(7)(a)(xv)	Sixth Amendment to Distribution Fee Letter Agreement[53]
(7)(a)(xvi)	Eighth Amendment to Distribution Agreement[52]
(7)(a)(xvii)	Seventh Amendment to Distribution Fee Letter Agreement[52]
(7)(a)(xviii)	Eighth Amendment to Distribution Fee Letter Agreement[56]
(7)(a)(xix)	Ninth Amendment to Distribution Agreement[56]
(7)(a)(xx)	Ninth Amendment to Distribution Fee Letter Agreement[62]
(7)(a)(xxi)	Tenth Amendment to Distribution Agreement[62]
(8)	Not applicable
(9)(a)(i)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[6]
(9)(a)(ii)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[8]
(9)(a)(iii)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[8]
(9)(a)(iv)	Second Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[9]
(9)(a)(v)	Third Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[10]
(9)(a)(vi)	Fourth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[11]
(9)(a)(vii)	Fifth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[13]
(9)(a)(viii)	Sixth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[14]
(9)(a)(ix)	Seventh Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[15]
(9)(a)(x)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[15]

(9)(a)(xi)	Eighth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[18]
(9)(a)(xii)	Ninth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[23]
(9)(a)(xiii)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[23]
(9)(a)(xiv)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[23]
(9)(a)(xv)	Tenth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[24]
(9)(a)(xvi)	Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[24]
(9)(a)(xvii)	Eleventh Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[29]
(9)(a)(xviii)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[32]
(9)(a)(xix)	Joinder to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[33]
(9)(a)(xx)	Joinder to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[43]
(9)(a)(xxi)	Joinder to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[53]
(9)(a)(xxii)	Fifteenth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[59]
(9)(a)(xxiii)	Sixteenth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A.[62]
(9)(b)(i)	Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[16]
(9)(b)(ii)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[20]
(9)(b)(iii)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[23]
(9)(b)(iv)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[24]
(9)(b)(v)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[26]
(9)(b)(vi)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[27]
(9)(b)(vii)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[29]
(9)(b)(viii)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[32]
(9)(b)(vix)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[59]
(9)(b)(x)	Amendment to Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[62]
(10)(a)(i)	Amended and Restated Distribution Plan[24]
(10)(a)(ii)	Amended Exhibit A to Amended and Restated Distribution Plan[62]
(10)(b)(i)	Twenty-Sixth Amended and Restated Multiple Class Plan[62]
(11)(a)(i)	Opinion of Counsel as to the legality of the securities being registered for AQR Large Cap Multi-Style Fund*
(11)(a)(ii)	Opinion of Counsel as to the legality of the securities being registered for AQR Small Cap Multi-Style Fund*
(11)(a)(iii)	Opinion of Counsel as to the legality of the securities being registered for AQR International Multi-Style Fund*
(12)(a)	Form of Opinion and Consent of Simpson Thacher & Bartlett LLP with respect to tax consequences*
(13)(a)(i)	Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[6]
(13)(a)(ii)	Amendment to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[7]
(13)(a)(iii)	Amendment Two to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[8]
(13)(a)(iv)	Amendment Three to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[9]

(13)(a)(v)	Amendment Four to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[10]
(13)(a)(vi)	Amendment Five to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[11]
(13)(a)(vii)	Amendment Six to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[13]
(13)(a)(viii)	Amendment Seven to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[14]
(13)(a)(ix)	Amendment Eight to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[15]
(13)(a)(x)	Amendment Nine to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[18]
(13)(a)(xi)	Amendment Ten to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[23]
(13)(a)(xii)	Amendment Eleven to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[24]
(13)(a)(xiii)	Amendment Twelve to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[29]
(13)(a)(xiv)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[32]
(13)(a)(xv)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[33]
(13)(a)(xvi)	Amendment to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[36]
(13)(a)(xvii)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[37]
(13)(a)(xviii)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[43]
(13)(a)(xix)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[47]
(13)(a)(xx)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[53]
(13)(a)(xxi)	Addendum to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[57]
(13)(a)(xxii)	Amendment to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[61]
(13)(a)(xxiii)	Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A.[62]
(13)(b)(i)	Transfer Agency and Service Agreement[2]
(13)(b)(ii)	Amendment to Transfer Agency and Service Agreement[3]
(13)(b)(iii)	Second Amendment to Transfer Agency and Service Agreement[5]
(13)(b)(iv)	Third Amendment to Transfer Agency and Service Agreement[6]
(13)(b)(v)	Fourth Amendment to Transfer Agency and Service Agreement[8]
(13)(b)(vi)	Fifth Amendment to Transfer Agency and Service Agreement[9]
(13)(b)(vii)	Sixth Amendment to Transfer Agency and Service Agreement[10]
(13)(b)(viii)	Seventh Amendment to Transfer Agency and Service Agreement[11]
(13)(b)(ix)	Eighth Amendment to Transfer Agency and Service Agreement[13]
(13)(b)(x)	Ninth Amendment to Transfer Agency and Service Agreement[13]
(13)(b)(xi)	Tenth Amendment to Transfer Agency and Service Agreement[14]
(13)(b)(xii)	Eleventh Amendment to Transfer Agency and Service Agreement[15]
(13)(b)(xiii)	Twelfth Amendment to Transfer Agency and Service Agreement[18]
(13)(b)(xiv)	Thirteenth Amendment to Transfer Agency and Service Agreement[21]
(13)(b)(xv)	Fourteenth Amendment to Transfer Agency and Service Agreement[23]
(13)(b)(xvi)	Fifteenth Amendment to Transfer Agency and Service Agreement[24]
(13)(b)(xvii)	Sixteenth Amendment to Transfer Agency and Service Agreement[25]
(13)(b)(xviii)	Seventeenth Amendment to Transfer Agency and Service Agreement[28]
(13)(b)(xix)	Eighteenth Amendment to Transfer Agency and Service Agreement[29]
(13)(b)(xx)	Nineteenth Amendment to Transfer Agency and Service Agreement[32]
(13)(b)(xxi)	Twentieth Amendment to Transfer Agency and Service Agreement[33]
(13)(b)(xxii)	Twenty-First Amendment to Transfer Agency and Service Agreement[37]
(13)(b)(xxiii)	Twenty-Second Amendment to Transfer Agency and Service Agreement[38]
(13)(b)(xxiv)	Twenty-Third Amendment to Transfer Agency and Service Agreement[43]
(13)(b)(xxv)	Twenty-Fourth Amendment to Transfer Agency and Service Agreement[45]
(13)(b)(xxvi)	Twenty-Fifth Amendment to Transfer Agency and Service Agreement[47]
(13)(b)(xxvii)	Twenty-Sixth Amendment to Transfer Agency and Service Agreement[53]
(13)(b)(xxviii)	Twenty-Seventh Amendment to Transfer Agency and Service Agreement[52]

(13)(b)(xxix)	Twenty-Eighth Amendment to Transfer Agency and Services Agreement[56]
(13)(b)(xxx)	Twenty-Ninth Amendment to Transfer Agency and Services Agreement[56]
(13)(b)(xxxi)	Thirtieth Amendment to Transfer Agency and Services Agreement[62]
(13)(c)(i)	Transfer Agency Interactive Client Services Agreement[3]
(13)(c)(ii)	Amendment to Transfer Agency Interactive Client Services Agreement[3]
(13)(c)(iii)	Second Amendment to Transfer Agency Interactive Client Services Agreement[5]
(13)(c)(iv)	Third Amendment to Transfer Agency Interactive Client Services Agreement[6]
(13)(c)(v)	Fourth Amendment to Transfer Agency Interactive Client Services Agreement[8]
(13)(c)(vi)	Fifth Amendment to Transfer Agency Interactive Client Services Agreement[9]
(13)(c)(vii)	Sixth Amendment to Transfer Agency Interactive Client Services Agreement[10]
(13)(c)(viii)	Seventh Amendment to Transfer Agency Interactive Client Services Agreement[11]
(13)(c)(ix)	Eighth Amendment to Transfer Agency Interactive Client Services Agreement[13]
(13)(c)(x)	Ninth Amendment to Transfer Agency Interactive Client Services Agreement[13]
(13)(c)(xi)	Tenth Amendment to Transfer Agency Interactive Client Services Agreement[14]
(13)(c)(xii)	Eleventh Amendment to Transfer Agency Interactive Client Services Agreement[15]
(13)(c)(xiii)	Twelfth Amendment to Transfer Agency Interactive Client Services Agreement[18]
(13)(c)(xiv)	Thirteenth Amendment to Transfer Agency Interactive Client Services Agreement[21]
(13)(c)(xv)	Fourteenth Amendment to Transfer Agency Interactive Client Services Agreement[23]
(13)(c)(xvi)	Fifteenth Amendment to Transfer Agency Interactive Client Services Agreement[24]
(13)(c)(xvii)	Sixteenth Amendment to Transfer Agency Interactive Client Services Agreement[25]
(13)(c)(xviii)	Seventeenth Amendment to Transfer Agency Interactive Client Services Agreement[28]
(13)(c)(xix)	Eighteenth Amendment to Transfer Agency Interactive Client Services Agreement[29]
(13)(c)(xx)	Nineteenth Amendment to Transfer Agency Interactive Client Services Agreement[32]
(13)(c)(xxi)	Twentieth Amendment to Transfer Agency Interactive Client Services Agreement[33]
(13)(c)(xxii)	Twenty-First Amendment to Transfer Agency Interactive Client Services Agreement[37]
(13)(c)(xxiii)	Twenty-Second Amendment to Transfer Agency Interactive Client Services Agreement[38]
(13)(c)(xxiv)	Twenty-Third Amendment to Transfer Agency Interactive Client Services Agreement[43]
(13)(c)(xxv)	Twenty-Fourth Amendment to Transfer Agency Interactive Client Services Agreement[45]
(13)(c)(xxvi)	Twenty-Fifth Amendment to Transfer Agency Interactive Client Services Agreement[47]
(13)(c)(xxvii)	Twenty-Sixth Amendment to Transfer Agency Interactive Client Services Agreement[53]
(13)(c)(xxviii)	Twenty-Seventh Amendment to Transfer Agency Interactive Client Services Agreement[52]
(13)(c)(xxix)	Twenty-Eighth Amendment to Transfer Agency Interactive Client Services Agreement[56]
(13)(c)(xxx)	Twenty-Ninth Amendment to Transfer Agency Interactive Client Services Agreement[61]
(13)(c)(xxxi)	Thirtieth Amendment to Transfer Agency Interactive Client Services Agreement[62]
(13)(d)(i)	Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[54]
(13)(d)(ii)	First Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[55]
(13)(d)(iii)	Second Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[56]
(13)(d)(iv)	Third Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[57]
(13)(d)(v)	Fourth Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[58]
(13)(d)(vi)	Fifth Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[59]
(13)(d)(vii)	Sixth Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[60]
(13)(d)(viii)	Seventh Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[61]
(13)(d)(ix)	Eighth Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[62]
(13)(d)(x)	Ninth Amendment to Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement[63]
(13)(e)	Form of Fund of Funds Investment Agreement[57]
(14)	Consent of Independent Registered Public Accounting Firm*
(15)	Not applicable
(16)	Power of Attorney*
(17)	Not applicable
(18)	Not applicable

1	Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-153445, filed September 11, 2008.
2	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 17, 2008.
3	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 19, 2009.
4	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 9, 2009.
5	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 28, 2009.
6	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 28, 2010.
7	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 3, 2011.
8	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 15, 2011.
9	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 13, 2012.
10	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 25, 2012.
11	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 26, 2012.
12	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed November 26, 2012.
13	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013.
14	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 20, 2013.
15	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 19, 2013.
16	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 31, 2013.
17	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2013.
18	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 27, 2014.
19	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 17, 2014.
20	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 2, 2014.
21	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 9, 2014.
22	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 29, 2014.
23	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 15, 2014.
24	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2015.
25	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 30, 2015.
26	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 29, 2015.

27	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2016.
28	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed February 12, 2016.
29	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 9, 2016.
30	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2017.
31	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2017.
32	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 22, 2017.
33	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2017.
34	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 26, 2018.
35	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2018.
36	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 1, 2018.
37	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 12, 2018.
38	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2019.
39	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 30, 2019.
40	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2020.
41	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 13, 2020.
42	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 29, 2020.
43	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020.
44	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 13, 2021.
45	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2021.
46	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2021.
47	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 28, 2021.
48	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 20, 2021.
49	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 1, 2021.
50	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 18, 2021.
51	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 14, 2021.
52	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 29, 2022.
53	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 29, 2022.
54	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 18, 2022.

55	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 26, 2023.
56	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2023.
57	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 25, 2024.
58	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 29, 2024.
59	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 16, 2024.
60	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 24, 2025.
61	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 25, 2025.
62	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 13, 2025.
63	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 26, 2026.

* Filed herewith.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel – Simpson Thacher & Bartlett LLP, regarding certain tax matters, will be filed as part of a post-effective amendment to the registration statement.

SIGNATURES

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Greenwich, Connecticut, on the 26th day of February, 2026.

AQR Funds

By	/s/ John Howard
John Howard President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ John Howard	John Howard
	(John Howard)	President, Chief Executive Officer and Trustee (Principal Executive Officer)	February 26, 2026

	/s/ Matthew Plastina	Matthew Plastina
	(Matthew Plastina)	Chief Financial Officer (Principal Financial Officer)	February 26, 2026

	*	Gregg D. Behrens
	(Gregg D. Behrens)	Trustee

	*	Kathleen M. Hagerty
	(Kathleen M. Hagerty)	Trustee

	*	Lisa Polsky
	(Lisa Polsky)	Trustee

	*	Roy Swan
	(Roy Swan)	Trustee

	*	Mark A. Zurack
	(Mark A. Zurack)	Trustee

*By:	/s/ Nicole DonVito		February 26, 2026
Nicole DonVito Attorney-in-fact for each Trustee

EXHIBIT INDEX

(11)(a)(i)	Opinion of Counsel as to the legality of the securities being registered for AQR Large Cap Multi-Style Fund

(11)(a)(ii)	Opinion of Counsel as to the legality of the securities being registered for AQR Small Cap Multi-Style Fund

(11)(a)(iii)	Opinion of Counsel as to the legality of the securities being registered for AQR International Multi-Style Fund

(12)(a)	Form of Opinion and Consent of Simpson Thacher & Bartlett LLP with respect to tax consequences

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Power of Attorney